American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
November 30, 2022

Avantis U.S. Equity Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.2%
AAR Corp.(1)	1,155	53,777
Aerojet Rocketdyne Holdings, Inc.(1)	3,621	188,292
AerSale Corp.(1)	635	10,065
Archer Aviation, Inc., Class A(1)(2)	4,546	11,410
Axon Enterprise, Inc.(1)	257	47,296
Boeing Co.(1)	2,187	391,211
BWX Technologies, Inc.	3,560	216,768
Curtiss-Wright Corp.	281	49,639
Ducommun, Inc.(1)	89	4,478
General Dynamics Corp.	1,113	280,910
HEICO Corp.	159	25,807
HEICO Corp., Class A	385	48,810
Hexcel Corp.	1,272	76,256
Howmet Aerospace, Inc.	1,262	47,540
Huntington Ingalls Industries, Inc.	493	114,356
Kaman Corp.	710	14,463
Kratos Defense & Security Solutions, Inc.(1)	917	8,730
L3Harris Technologies, Inc.	689	156,458
Lockheed Martin Corp.	2,429	1,178,527
Maxar Technologies, Inc.	218	5,276
Moog, Inc., Class A	1,115	97,038
National Presto Industries, Inc.	103	7,119
Northrop Grumman Corp.	649	346,105
Parsons Corp.(1)	30	1,485
Raytheon Technologies Corp.	8,595	848,498
Spirit AeroSystems Holdings, Inc., Class A	840	22,016
Textron, Inc.	4,451	317,712
TransDigm Group, Inc.	207	130,100
Triumph Group, Inc.(1)	528	6,046
Virgin Galactic Holdings, Inc.(1)	1,367	6,958
Woodward, Inc.	1,377	131,917
		4,845,063
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	3,671	102,935
Atlas Air Worldwide Holdings, Inc.(1)	1,208	121,730
CH Robinson Worldwide, Inc.	1,570	157,345
Expeditors International of Washington, Inc.	5,436	630,902
FedEx Corp.	5,203	948,091
Forward Air Corp.	813	91,357
GXO Logistics, Inc.(1)	748	35,051
Hub Group, Inc., Class A(1)	987	83,056
United Parcel Service, Inc., Class B	9,683	1,837,156
		4,007,623
Airlines — 0.3%
Alaska Air Group, Inc.(1)	4,954	235,018
Allegiant Travel Co.(1)	620	51,218
American Airlines Group, Inc.(1)	3,925	56,638
Delta Air Lines, Inc.(1)	6,530	230,966

Frontier Group Holdings, Inc.(1)	913	11,906
Hawaiian Holdings, Inc.(1)	2,390	33,221
JetBlue Airways Corp.(1)	4,739	37,722
Mesa Air Group, Inc.(1)	522	652
SkyWest, Inc.(1)	1,629	30,055
Southwest Airlines Co.(1)	8,464	337,798
Spirit Airlines, Inc.(1)	2,608	56,620
Sun Country Airlines Holdings, Inc.(1)	1,302	26,300
United Airlines Holdings, Inc.(1)	3,798	167,758
		1,275,872
Auto Components — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	6,857	71,381
Aptiv PLC(1)	2,035	217,074
Autoliv, Inc.	2,728	241,155
BorgWarner, Inc.	4,383	186,321
Cooper-Standard Holdings, Inc.(1)	132	933
Dana, Inc.	3,723	65,562
Gentex Corp.	4,070	117,623
Goodyear Tire & Rubber Co.(1)	8,220	92,228
LCI Industries	1,159	114,579
Lear Corp.	944	136,163
Modine Manufacturing Co.(1)	860	18,206
Motorcar Parts of America, Inc.(1)	233	2,626
Patrick Industries, Inc.	911	50,952
QuantumScape Corp.(1)(2)	2,508	18,785
Standard Motor Products, Inc.	341	13,098
Stoneridge, Inc.(1)	1,089	25,799
		1,372,485
Automobiles — 1.3%
Canoo, Inc.(1)(2)	2,240	3,002
Ford Motor Co.	80,937	1,125,024
General Motors Co.	25,810	1,046,854
Harley-Davidson, Inc.	3,640	171,553
Lordstown Motors Corp., Class A(1)(2)	2,733	4,537
Lucid Group, Inc.(1)(2)	4,717	47,830
Rivian Automotive, Inc., Class A(1)(2)	7,285	233,411
Tesla, Inc.(1)	12,136	2,362,879
Thor Industries, Inc.	1,921	165,475
Winnebago Industries, Inc.	1,523	89,233
Workhorse Group, Inc.(1)(2)	9,703	22,317
		5,272,115
Banks — 6.0%
1st Source Corp.	134	7,651
ACNB Corp.	274	10,768
Amalgamated Financial Corp.	1,351	36,031
Amerant Bancorp, Inc.	864	25,453
American National Bankshares, Inc.	384	14,811
Ameris Bancorp	2,160	114,221
Arrow Financial Corp.	616	21,665
Associated Banc-Corp.	3,946	97,072
Atlantic Union Bankshares Corp.	1,701	60,675
Banc of California, Inc.	1,504	25,523
BancFirst Corp.	383	39,043
Bancorp, Inc.(1)	1,686	50,529
Bank First Corp.(2)	345	32,785

Bank of America Corp.	47,870	1,811,880
Bank of Hawaii Corp.	1,184	95,513
Bank of Marin Bancorp	324	11,628
Bank OZK	3,249	149,941
BankUnited, Inc.	2,500	91,800
Banner Corp.	954	67,371
Bar Harbor Bankshares	500	15,135
Baycom Corp.	385	7,300
BCB Bancorp, Inc.	593	11,178
Berkshire Hills Bancorp, Inc.	1,551	48,360
Blue Ridge Bankshares, Inc.	811	10,567
BOK Financial Corp.	625	65,444
Brookline Bancorp., Inc.	1,675	23,819
Business First Bancshares, Inc.	748	17,593
Byline Bancorp, Inc.	780	17,776
Cadence Bank	3,288	94,826
Cambridge Bancorp	192	17,071
Camden National Corp.	451	19,745
Capital City Bank Group, Inc.	175	6,160
Capstar Financial Holdings, Inc.	717	12,834
Carter Bankshares, Inc.(1)	1,318	24,436
Cathay General Bancorp	2,175	101,072
Central Pacific Financial Corp.	1,144	24,241
Central Valley Community Bancorp	384	7,834
Citigroup, Inc.	23,632	1,144,025
Citizens & Northern Corp.	211	5,178
Citizens Financial Group, Inc.	10,986	465,587
City Holding Co.	392	39,953
Civista Bancshares, Inc.	218	4,983
CNB Financial Corp.	770	19,674
Coastal Financial Corp.(1)	338	16,873
Columbia Banking System, Inc.	2,418	82,357
Comerica, Inc.	3,572	256,255
Commerce Bancshares, Inc.	2,458	184,153
Community Bank System, Inc.	868	56,542
Community Trust Bancorp, Inc.	482	23,093
ConnectOne Bancorp, Inc.	1,113	29,205
CrossFirst Bankshares, Inc.(1)	869	12,053
Cullen/Frost Bankers, Inc.	1,127	163,494
Customers Bancorp, Inc.(1)	1,382	44,597
CVB Financial Corp.	3,283	94,156
Dime Community Bancshares, Inc.	1,170	41,734
Eagle Bancorp, Inc.	926	43,670
East West Bancorp, Inc.	3,982	279,576
Eastern Bankshares, Inc.	3,787	74,263
Enterprise Bancorp, Inc.	150	5,247
Enterprise Financial Services Corp.	907	47,472
Equity Bancshares, Inc., Class A	592	21,644
Esquire Financial Holdings, Inc.	226	10,134
Farmers & Merchants Bancorp, Inc.	511	14,655
Farmers National Banc Corp.	1,110	16,883
FB Financial Corp.	818	35,019
Fifth Third Bancorp	12,639	459,554
Financial Institutions, Inc.	648	16,407
First BanCorp	9,275	142,650

First Bancorp, Inc.	69	2,169
First Bancorp/Southern Pines NC	791	38,466
First Bancshares, Inc.	537	18,360
First Busey Corp.	1,592	41,503
First Business Financial Services, Inc.	296	11,343
First Citizens BancShares, Inc., Class A	259	211,463
First Commonwealth Financial Corp.	2,633	38,758
First Community Bankshares, Inc.	369	13,635
First Financial Bancorp	2,191	57,908
First Financial Bankshares, Inc.	1,917	70,833
First Financial Corp.	358	17,209
First Foundation, Inc.	1,202	16,840
First Hawaiian, Inc.	3,098	82,252
First Horizon Corp.	13,829	343,651
First Internet Bancorp	270	7,009
First Interstate BancSystem, Inc., Class A	2,212	96,487
First Merchants Corp.	1,521	67,243
First Mid Bancshares, Inc.	445	15,419
First of Long Island Corp.	279	5,427
First Republic Bank	2,154	274,872
Five Star Bancorp	297	8,019
Flushing Financial Corp.	915	19,087
FNB Corp.	7,606	107,245
Fulton Financial Corp.	5,098	94,772
German American Bancorp, Inc.	515	20,528
Glacier Bancorp, Inc.	1,729	100,109
Great Southern Bancorp, Inc.	358	22,429
Hancock Whitney Corp.	2,758	151,249
Hanmi Financial Corp.	1,345	36,382
HarborOne Bancorp, Inc.	1,993	29,158
Heartland Financial USA, Inc.	932	45,472
Heritage Commerce Corp.	1,136	16,143
Heritage Financial Corp.	687	22,602
Hilltop Holdings, Inc.	1,799	53,610
Home BancShares, Inc.	3,454	87,904
HomeStreet, Inc.	686	18,728
HomeTrust Bancshares, Inc.	196	5,018
Hope Bancorp, Inc.	3,253	44,306
Horizon Bancorp, Inc.	1,083	17,610
Huntington Bancshares, Inc.	23,895	369,895
Independent Bank Corp.	947	85,722
Independent Bank Corp. (Michigan)	653	16,025
Independent Bank Group, Inc.	668	44,048
International Bancshares Corp.	1,696	89,345
JPMorgan Chase & Co.	25,251	3,489,183
KeyCorp	21,881	411,582
Lakeland Bancorp, Inc.	2,406	44,944
Lakeland Financial Corp.	832	65,695
Live Oak Bancshares, Inc.	1,124	37,485
M&T Bank Corp.	2,638	448,513
Macatawa Bank Corp.	489	5,433
Mercantile Bank Corp.	568	19,772
Metrocity Bankshares, Inc.	562	12,645
Metropolitan Bank Holding Corp.(1)	258	16,393
Mid Penn Bancorp, Inc.	311	10,263

Midland States Bancorp, Inc.	740	19,913
MidWestOne Financial Group, Inc.	190	6,629
MVB Financial Corp.	145	3,463
National Bank Holdings Corp., Class A	687	31,952
NBT Bancorp, Inc.	1,284	59,269
Nicolet Bankshares, Inc.(1)	207	17,123
Northeast Bank	344	14,565
Northrim BanCorp, Inc.	88	4,894
Northwest Bancshares, Inc.	4,191	64,080
OceanFirst Financial Corp.	1,395	32,587
OFG Bancorp	2,093	60,634
Old National Bancorp	5,628	107,551
Old Second Bancorp, Inc.	1,091	19,049
Origin Bancorp, Inc.	749	30,649
Orrstown Financial Services, Inc.	418	11,248
Pacific Premier Bancorp, Inc.	2,662	98,361
PacWest Bancorp	3,340	87,241
Park National Corp.	449	67,947
Parke Bancorp, Inc.	239	5,198
Pathward Financial, Inc.	714	31,080
PCB Bancorp.	619	11,526
Peapack-Gladstone Financial Corp.	790	32,564
Peoples Bancorp, Inc.	1,112	33,360
Pinnacle Financial Partners, Inc.	1,640	137,580
PNC Financial Services Group, Inc.	5,338	898,172
Popular, Inc.	2,764	201,827
Preferred Bank	443	33,486
Premier Financial Corp.	1,015	29,618
Primis Financial Corp.	314	3,878
Professional Holding Corp., Class A(1)	371	11,119
Prosperity Bancshares, Inc.	1,463	110,559
QCR Holdings, Inc.	506	26,621
RBB Bancorp	596	13,392
Regions Financial Corp.	20,692	480,261
Renasant Corp.	1,599	65,191
Republic Bancorp, Inc., Class A	412	18,157
S&T Bancorp, Inc.	1,341	50,180
Sandy Spring Bancorp, Inc.	1,151	40,078
Seacoast Banking Corp. of Florida	1,717	59,030
ServisFirst Bancshares, Inc.	1,192	90,377
Shore Bancshares, Inc.	441	8,780
Sierra Bancorp	568	12,292
Signature Bank	915	127,643
Silvergate Capital Corp., Class A(1)	419	11,493
Simmons First National Corp., Class A	3,160	73,344
SmartFinancial, Inc.	229	6,865
South Plains Financial, Inc.	709	21,951
Southern First Bancshares, Inc.(1)	222	10,989
Southside Bancshares, Inc.	640	23,258
SouthState Corp.	1,540	135,289
Stellar Bancorp, Inc.	1,191	40,268
Stock Yards Bancorp, Inc.	769	56,921
Summit Financial Group, Inc.	196	5,559
SVB Financial Group(1)	789	182,874
Synovus Financial Corp.	4,240	178,631

Texas Capital Bancshares, Inc.(1)	1,212	72,708
Tompkins Financial Corp.	301	25,146
Towne Bank	1,775	57,333
TriCo Bancshares	1,187	64,692
Triumph Bancorp, Inc.(1)	1,059	63,286
Truist Financial Corp.	14,115	660,723
Trustmark Corp.	1,692	61,893
U.S. Bancorp	15,054	683,301
UMB Financial Corp.	1,234	105,532
Umpqua Holdings Corp.	6,896	139,782
United Bankshares, Inc.	2,235	95,859
United Community Banks, Inc.	2,262	88,150
Unity Bancorp, Inc.	332	9,465
Univest Financial Corp.	963	27,166
Valley National Bancorp	8,148	103,154
Veritex Holdings, Inc.	1,658	54,150
Washington Federal, Inc.	2,336	82,391
Washington Trust Bancorp, Inc.	493	24,532
Webster Financial Corp.	3,147	171,008
Wells Fargo & Co.	41,460	1,988,007
WesBanco, Inc.	1,386	56,064
West BanCorp, Inc.	500	12,020
Westamerica Bancorporation	600	37,050
Western Alliance Bancorp	3,500	239,890
Wintrust Financial Corp.	1,545	141,259
Zions Bancorp NA	4,184	216,815
		23,936,940
Beverages — 1.3%
Boston Beer Co., Inc., Class A(1)	136	52,274
Brown-Forman Corp., Class A	472	34,451
Brown-Forman Corp., Class B	4,463	325,888
Celsius Holdings, Inc.(1)	207	23,047
Coca-Cola Co.	23,722	1,508,956
Coca-Cola Consolidated, Inc.	201	98,852
Constellation Brands, Inc., Class A	1,530	393,746
Duckhorn Portfolio, Inc.(1)	503	8,078
Keurig Dr Pepper, Inc.	5,458	211,061
MGP Ingredients, Inc.	302	37,768
Molson Coors Beverage Co., Class B	4,236	233,446
Monster Beverage Corp.(1)	2,753	283,174
National Beverage Corp.	860	44,316
PepsiCo, Inc.	10,505	1,948,783
		5,203,840
Biotechnology — 3.4%
2seventy bio, Inc.(1)	714	11,188
AbbVie, Inc.	12,122	1,953,824
Adicet Bio, Inc.(1)	495	8,999
Adverum Biotechnologies, Inc.(1)(2)	241	161
Agios Pharmaceuticals, Inc.(1)	1,221	36,801
Albireo Pharma, Inc.(1)	120	2,650
Aldeyra Therapeutics, Inc.(1)	2,228	12,477
Alector, Inc.(1)	2,399	20,368
Alkermes PLC(1)	2,415	59,844
Allakos, Inc.(1)(2)	54	446
Allogene Therapeutics, Inc.(1)(2)	1,863	18,369

Alnylam Pharmaceuticals, Inc.(1)	419	92,427
Altimmune, Inc.(1)	915	9,104
ALX Oncology Holdings, Inc.(1)	72	799
Amgen, Inc.	3,763	1,077,723
AnaptysBio, Inc.(1)	151	4,172
Anika Therapeutics, Inc.(1)	17	536
Apellis Pharmaceuticals, Inc.(1)	626	31,256
Arcturus Therapeutics Holdings, Inc.(1)	69	1,272
Arcus Biosciences, Inc.(1)	711	25,006
Ardelyx, Inc.(1)(2)	348	599
Assembly Biosciences, Inc.(1)(2)	133	174
Atara Biotherapeutics, Inc.(1)	834	3,778
BioCryst Pharmaceuticals, Inc.(1)	946	12,639
Biogen, Inc.(1)	2,382	726,915
Biohaven Ltd.(1)	214	3,386
BioMarin Pharmaceutical, Inc.(1)	2,528	255,277
Bluebird Bio, Inc.(1)	123	958
Calithera Biosciences, Inc.(1)	8	16
CareDx, Inc.(1)	381	4,934
Caribou Biosciences, Inc.(1)	1,959	18,238
Catalyst Pharmaceuticals, Inc.(1)	5,260	88,210
Chinook Therapeutics, Inc.(1)	1,501	33,998
CRISPR Therapeutics AG(1)	1,163	63,721
CTI BioPharma Corp.(1)	1,427	8,591
Cullinan Oncology, Inc.(1)	2,086	25,929
Deciphera Pharmaceuticals, Inc.(1)	674	10,723
Denali Therapeutics, Inc.(1)	843	26,900
Dynavax Technologies Corp.(1)	4,847	60,151
Dyne Therapeutics, Inc.(1)	1,429	16,719
Editas Medicine, Inc.(1)(2)	1,447	15,338
Eiger BioPharmaceuticals, Inc.(1)	1,162	5,276
Emergent BioSolutions, Inc.(1)	873	10,738
Enanta Pharmaceuticals, Inc.(1)	212	9,284
EQRx, Inc.(1)	9,167	34,468
Exact Sciences Corp.(1)	920	41,354
Exelixis, Inc.(1)	2,650	45,262
Fate Therapeutics, Inc.(1)	1,015	21,132
Frequency Therapeutics, Inc.(1)	165	366
Generation Bio Co.(1)	1,509	8,043
Gilead Sciences, Inc.	20,055	1,761,431
Halozyme Therapeutics, Inc.(1)	5,543	317,392
Harpoon Therapeutics, Inc.(1)	487	334
Horizon Therapeutics PLC(1)	3,218	322,733
Ideaya Biosciences, Inc.(1)	273	4,881
Incyte Corp.(1)	2,121	168,980
Ionis Pharmaceuticals, Inc.(1)	1,383	56,413
Iovance Biotherapeutics, Inc.(1)	1,053	6,739
Ironwood Pharmaceuticals, Inc.(1)	6,854	83,002
iTeos Therapeutics, Inc.(1)	1,269	25,570
KalVista Pharmaceuticals, Inc.(1)	1,352	7,287
Keros Therapeutics, Inc.(1)	47	2,342
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	3,905
Kinnate Biopharma, Inc.(1)(2)	1,641	12,997
Kodiak Sciences, Inc.(1)	87	642
Kura Oncology, Inc.(1)	2,185	34,457

Kymera Therapeutics, Inc.(1)	547	15,852
Ligand Pharmaceuticals, Inc.(1)	480	34,992
Lyell Immunopharma, Inc.(1)(2)	4,561	19,202
MacroGenics, Inc.(1)	152	977
MannKind Corp.(1)(2)	2,305	10,787
Mirati Therapeutics, Inc.(1)	667	60,950
Moderna, Inc.(1)	6,241	1,097,854
Monte Rosa Therapeutics, Inc.(1)	439	3,723
Morphic Holding, Inc.(1)	542	14,916
Myriad Genetics, Inc.(1)	1,744	35,333
Neurocrine Biosciences, Inc.(1)	1,142	145,103
Nkarta, Inc.(1)(2)	785	6,657
Nurix Therapeutics, Inc.(1)	1,315	16,293
Nuvalent, Inc., Class A(1)	550	18,084
Olema Pharmaceuticals, Inc.(1)	299	858
Organogenesis Holdings, Inc.(1)	778	2,132
Passage Bio, Inc.(1)	253	309
PDL BioPharma, Inc.(1)	752	1,316
PMV Pharmaceuticals, Inc.(1)	1,392	13,892
Point Biopharma Global, Inc.(1)	2,767	18,843
PTC Therapeutics, Inc.(1)	260	10,787
Quince Therapeutics, Inc.(1)	256	189
RAPT Therapeutics, Inc.(1)	652	11,527
Recursion Pharmaceuticals, Inc., Class A(1)(2)	1,117	10,500
Regeneron Pharmaceuticals, Inc.(1)	2,013	1,513,172
REGENXBIO, Inc.(1)	1,606	38,383
Repare Therapeutics, Inc.(1)	136	2,180
Replimune Group, Inc.(1)	1,200	24,564
REVOLUTION Medicines, Inc.(1)	858	20,240
Rhythm Pharmaceuticals, Inc.(1)	1,350	36,140
Rigel Pharmaceuticals, Inc.(1)	10,153	6,819
Rocket Pharmaceuticals, Inc.(1)	601	11,347
Roivant Sciences Ltd.(1)(2)	6,006	32,192
Sage Therapeutics, Inc.(1)	1,513	62,094
Sana Biotechnology, Inc.(1)(2)	1,133	5,654
Sangamo Therapeutics, Inc.(1)	1,575	5,765
Sarepta Therapeutics, Inc.(1)	749	91,985
Seagen, Inc.(1)	1,087	131,951
Spectrum Pharmaceuticals, Inc.(1)	83	38
Stoke Therapeutics, Inc.(1)	72	543
Sutro Biopharma, Inc.(1)	160	1,198
Talaris Therapeutics, Inc.(1)(2)	221	323
Tango Therapeutics, Inc.(1)	1,099	8,254
TCR2 Therapeutics, Inc.(1)	110	146
uniQure NV(1)	1,848	48,898
United Therapeutics Corp.(1)	1,463	409,479
Vanda Pharmaceuticals, Inc.(1)	982	10,714
Vaxcyte, Inc.(1)	920	42,375
VBI Vaccines, Inc.(1)(2)	770	400
Veracyte, Inc.(1)	948	26,298
Vertex Pharmaceuticals, Inc.(1)	4,387	1,388,047
Viking Therapeutics, Inc.(1)	399	1,616
Vir Biotechnology, Inc.(1)	5,556	156,790
Voyager Therapeutics, Inc.(1)	243	1,443
Xencor, Inc.(1)	1,200	35,664

Xenon Pharmaceuticals, Inc.(1)	1,400	51,632
Zymeworks, Inc.(1)(2)	83	641
		13,447,705
Building Products — 0.7%
A O Smith Corp.	3,011	182,888
Advanced Drainage Systems, Inc.	811	78,878
Allegion PLC	925	105,126
American Woodmark Corp.(1)	7	379
Apogee Enterprises, Inc.	875	42,219
Armstrong World Industries, Inc.	1,842	140,747
Builders FirstSource, Inc.(1)	5,958	380,895
Carlisle Cos., Inc.	502	132,081
Carrier Global Corp.	4,462	197,756
CSW Industrials, Inc.	243	29,391
Fortune Brands Home & Security, Inc.	926	60,505
Gibraltar Industries, Inc.(1)	251	12,703
Insteel Industries, Inc.	667	19,670
Johnson Controls International PLC	2,010	133,544
Lennox International, Inc.	235	61,201
Masco Corp.	1,516	76,983
Masonite International Corp.(1)	1,113	83,776
Owens Corning	3,626	322,134
PGT Innovations, Inc.(1)	1,898	37,561
Quanex Building Products Corp.	780	18,541
Resideo Technologies, Inc.(1)	946	15,325
Simpson Manufacturing Co., Inc.	774	72,021
Trane Technologies PLC	1,466	261,564
Trex Co., Inc.(1)	3,888	178,420
UFP Industries, Inc.	2,483	203,258
		2,847,566
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	122	19,571
Ameriprise Financial, Inc.	2,783	923,817
Ares Management Corp., Class A	806	63,182
Artisan Partners Asset Management, Inc., Class A	2,740	95,051
Assetmark Financial Holdings, Inc.(1)	1,059	26,327
B. Riley Financial, Inc.(2)	781	34,302
Bank of New York Mellon Corp.	9,327	428,109
BGC Partners, Inc., Class A	5,615	24,201
BlackRock, Inc.	1,271	910,036
Blackstone, Inc.	5,215	477,329
Brightsphere Investment Group, Inc.	1,432	29,156
Carlyle Group, Inc.	6,168	192,257
Cboe Global Markets, Inc.	580	73,567
Charles Schwab Corp.	12,237	1,010,042
CME Group, Inc.	2,237	394,830
Cohen & Steers, Inc.	935	61,944
Coinbase Global, Inc., Class A(1)(2)	2,116	96,765
Cowen, Inc., Class A	748	28,918
Diamond Hill Investment Group, Inc.	95	16,906
Donnelley Financial Solutions, Inc.(1)	603	23,023
Evercore, Inc., Class A	1,376	158,488
FactSet Research Systems, Inc.	543	250,480
Federated Hermes, Inc.	2,049	77,780
Focus Financial Partners, Inc., Class A(1)	408	15,569

Franklin Resources, Inc.	4,032	108,098
Goldman Sachs Group, Inc.	4,689	1,810,657
Hamilton Lane, Inc., Class A	248	18,322
Houlihan Lokey, Inc.	2,001	196,798
Interactive Brokers Group, Inc., Class A	674	54,122
Intercontinental Exchange, Inc.	1,419	153,692
Invesco Ltd.	6,693	127,903
Janus Henderson Group PLC	4,060	102,677
Jefferies Financial Group, Inc.	6,277	238,463
KKR & Co., Inc.	7,160	371,747
Lazard Ltd., Class A	4,736	173,385
LPL Financial Holdings, Inc.	1,198	283,579
MarketAxess Holdings, Inc.	363	97,255
Moelis & Co., Class A	2,860	123,609
Moody's Corp.	1,104	329,290
Morgan Stanley	15,407	1,433,929
Morningstar, Inc.	190	46,575
MSCI, Inc.	339	172,154
Nasdaq, Inc.	1,113	76,196
Northern Trust Corp.	3,479	323,930
Open Lending Corp., Class A(1)	2,157	15,250
Oppenheimer Holdings, Inc., Class A	408	16,997
Piper Sandler Cos.	766	110,044
PJT Partners, Inc., Class A	240	18,482
Raymond James Financial, Inc.	4,032	471,341
S&P Global, Inc.	1,631	575,417
SEI Investments Co.	3,504	218,229
State Street Corp.	5,421	431,891
StepStone Group, Inc., Class A	2,044	61,279
Stifel Financial Corp.	2,844	182,727
StoneX Group, Inc.(1)	834	84,626
T. Rowe Price Group, Inc.	5,639	704,367
TPG, Inc.(2)	2,383	79,354
Tradeweb Markets, Inc., Class A	632	38,843
Victory Capital Holdings, Inc., Class A	933	27,057
Virtu Financial, Inc., Class A	4,225	93,711
Virtus Investment Partners, Inc.	317	61,479
WisdomTree, Inc.	2,210	12,310
		14,877,435
Chemicals — 2.7%
AdvanSix, Inc.	1,154	47,499
Air Products and Chemicals, Inc.	3,053	946,918
Albemarle Corp.	2,047	569,046
American Vanguard Corp.	1,244	28,612
Ashland, Inc.	1,009	112,877
Avient Corp.	1,988	68,805
Axalta Coating Systems Ltd.(1)	2,653	71,207
Cabot Corp.	2,792	205,547
Celanese Corp.	2,609	279,946
CF Industries Holdings, Inc.	6,978	754,950
Chase Corp.	153	14,535
Chemours Co.	7,313	227,069
Corteva, Inc.	9,479	636,610
Danimer Scientific, Inc.(1)	1,017	2,705
Dow, Inc.	18,472	941,518

DuPont de Nemours, Inc.	4,665	328,929
Eastman Chemical Co.	3,371	291,996
Ecolab, Inc.	789	118,216
Ecovyst, Inc.(1)	968	8,993
Element Solutions, Inc.	781	15,276
FMC Corp.	3,139	410,079
Ginkgo Bioworks Holdings, Inc.(1)	15,254	30,355
Hawkins, Inc.	610	25,376
HB Fuller Co.	487	39,111
Huntsman Corp.	6,131	170,319
Ingevity Corp.(1)	1,528	119,597
Innospec, Inc.	430	47,683
International Flavors & Fragrances, Inc.	1,930	204,233
Intrepid Potash, Inc.(1)	310	11,175
Koppers Holdings, Inc.	734	21,866
Kronos Worldwide, Inc.	903	8,317
Linde PLC(1)	2,924	983,867
Livent Corp.(1)	3,331	93,235
LSB Industries, Inc.(1)	4,030	62,183
LyondellBasell Industries NV, Class A	8,097	688,326
Mativ Holdings, Inc.	1	21
Minerals Technologies, Inc.	580	34,968
Mosaic Co.	12,135	622,525
NewMarket Corp.	182	57,516
Olin Corp.	6,220	354,416
Origin Materials, Inc.(1)	1,311	7,302
Orion Engineered Carbons SA	2,618	49,166
PPG Industries, Inc.	980	132,516
PureCycle Technologies, Inc.(1)(2)	1,827	12,679
Quaker Chemical Corp.	152	29,912
RPM International, Inc.	949	98,335
Sensient Technologies Corp.	813	60,739
Sherwin-Williams Co.	1,835	457,245
Stepan Co.	581	64,822
Tredegar Corp.	1,180	12,201
Trinseo PLC	1,620	39,933
Tronox Holdings PLC, Class A	5,103	72,105
Valhi, Inc.	232	5,164
Valvoline, Inc.	2,780	91,684
Westlake Corp.	860	92,579
		10,882,804
Commercial Services and Supplies — 0.6%
Aris Water Solution, Inc., Class A	400	6,328
Brady Corp., Class A	638	30,560
Brink's Co.	478	28,561
Casella Waste Systems, Inc., Class A(1)	858	73,865
Cimpress PLC(1)	8	237
Cintas Corp.	851	392,975
Civeo Corp.(1)	1,036	30,344
Clean Harbors, Inc.(1)	1,513	181,560
Copart, Inc.(1)	6,872	457,400
Deluxe Corp.	592	11,449
Ennis, Inc.	1,194	27,737
Healthcare Services Group, Inc.	1,523	21,246
Heritage-Crystal Clean, Inc.(1)	610	19,276

HNI Corp.	1,019	29,551
IAA, Inc.(1)	1,865	69,695
Interface, Inc.	1,955	21,173
KAR Auction Services, Inc.(1)	1,998	27,453
Li-Cycle Holdings Corp.(1)(2)	1,720	10,956
MSA Safety, Inc.	191	26,933
Pitney Bowes, Inc.	1,109	4,236
Quad/Graphics, Inc.(1)	1,703	6,301
Republic Services, Inc.	746	103,910
Rollins, Inc.	1,768	71,498
SP Plus Corp.(1)	633	22,085
Steelcase, Inc., Class A	935	7,415
Stericycle, Inc.(1)	75	3,910
Tetra Tech, Inc.	454	70,184
UniFirst Corp.	331	64,135
VSE Corp.	101	4,953
Waste Connections, Inc.	1,017	146,956
Waste Management, Inc.	3,601	603,960
		2,576,842
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	2,598	361,901
Aviat Networks, Inc.(1)	332	10,445
Cambium Networks Corp.(1)	125	2,661
Ciena Corp.(1)	2,194	98,642
Cisco Systems, Inc.	14,143	703,190
CommScope Holding Co., Inc.(1)	2,063	18,319
Comtech Telecommunications Corp.	175	2,042
Extreme Networks, Inc.(1)	3,097	64,944
F5, Inc.(1)	259	40,044
Harmonic, Inc.(1)	1,539	23,608
Juniper Networks, Inc.	2,173	72,231
Lumentum Holdings, Inc.(1)	1,326	72,851
Motorola Solutions, Inc.	734	199,795
NETGEAR, Inc.(1)	326	6,432
NetScout Systems, Inc.(1)	924	34,447
Ribbon Communications, Inc.(1)	594	1,503
Ubiquiti, Inc.(2)	105	31,503
ViaSat, Inc.(1)	2,208	75,271
Viavi Solutions, Inc.(1)	3,474	39,360
		1,859,189
Construction and Engineering — 0.4%
AECOM	751	63,835
Ameresco, Inc., Class A(1)	1,167	76,462
Arcosa, Inc.	1,270	77,597
Argan, Inc.	354	13,434
Dycom Industries, Inc.(1)	713	64,983
EMCOR Group, Inc.	1,356	210,044
Fluor Corp.(1)	1,904	63,993
Granite Construction, Inc.	1,638	59,001
Great Lakes Dredge & Dock Corp.(1)	2,633	19,274
MasTec, Inc.(1)	1,366	124,074
Matrix Service Co.(1)	1	5
MDU Resources Group, Inc.	5,158	162,425
MYR Group, Inc.(1)	655	62,572
Northwest Pipe Co.(1)	260	9,740

NV5 Global, Inc.(1)	172	24,856
Quanta Services, Inc.	2,414	361,810
Sterling Infrastructure, Inc.(1)	1,283	42,018
Tutor Perini Corp.(1)	1,023	7,315
Valmont Industries, Inc.	236	79,924
WillScot Mobile Mini Holdings Corp.(1)	4,268	205,760
		1,729,122
Construction Materials — 0.2%
Eagle Materials, Inc.	1,469	200,284
Martin Marietta Materials, Inc.	716	262,400
Summit Materials, Inc., Class A(1)	2,674	80,995
United States Lime & Minerals, Inc.	34	4,725
Vulcan Materials Co.	1,269	232,646
		781,050
Consumer Finance — 1.1%
Ally Financial, Inc.	10,154	274,260
American Express Co.	4,236	667,551
Atlanticus Holdings Corp.(1)	173	4,982
Bread Financial Holdings, Inc.	2,394	98,226
Capital One Financial Corp.	7,635	788,237
Consumer Portfolio Services, Inc.(1)	792	6,827
Credit Acceptance Corp.(1)(2)	252	119,438
Discover Financial Services	7,449	807,174
Encore Capital Group, Inc.(1)	1,178	59,371
Enova International, Inc.(1)	991	39,977
EZCORP, Inc., Class A(1)	1,486	14,890
FirstCash Holdings, Inc.	385	36,136
Green Dot Corp., Class A(1)	1,850	37,703
LendingClub Corp.(1)	3,059	31,538
Navient Corp.	5,259	87,142
Nelnet, Inc., Class A	486	47,891
OneMain Holdings, Inc.	3,935	154,882
Oportun Financial Corp.(1)	218	1,208
PRA Group, Inc.(1)	1,218	41,875
PROG Holdings, Inc.(1)	2,373	46,724
Regional Management Corp.	404	11,894
SLM Corp.	10,642	185,809
SoFi Technologies, Inc.(1)	16,818	81,231
Synchrony Financial	15,059	565,917
World Acceptance Corp.(1)	184	13,047
		4,223,930
Containers and Packaging — 0.6%
Amcor PLC	13,236	163,465
AptarGroup, Inc.	741	78,650
Ardagh Metal Packaging SA	1,684	7,527
Avery Dennison Corp.	871	168,390
Ball Corp.	2,728	152,986
Berry Global Group, Inc.	844	49,458
Crown Holdings, Inc.	857	70,454
Graphic Packaging Holding Co.	8,922	205,028
Greif, Inc., Class A	1,000	70,310
Greif, Inc., Class B	105	7,890
International Paper Co.	6,520	242,022
Myers Industries, Inc.	941	21,963
O-I Glass, Inc.(1)	1,786	29,308

Packaging Corp. of America	2,966	403,050
Sealed Air Corp.	2,260	120,300
Silgan Holdings, Inc.	152	8,041
Sonoco Products Co.	2,935	180,121
TriMas Corp.	840	22,974
WestRock Co.	7,172	271,962
		2,273,899
Distributors — 0.2%
Genuine Parts Co.	2,399	439,809
LKQ Corp.	4,458	242,203
Pool Corp.	480	158,117
		840,129
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	13,356
Adtalem Global Education, Inc.(1)	2,434	101,254
American Public Education, Inc.(1)	77	990
Bright Horizons Family Solutions, Inc.(1)	192	14,246
frontdoor, Inc.(1)	1,798	42,019
Graham Holdings Co., Class B	49	31,540
Grand Canyon Education, Inc.(1)	1,419	160,446
H&R Block, Inc.	2,819	123,219
Laureate Education, Inc., Class A	5,744	60,197
OneSpaWorld Holdings Ltd.(1)	449	4,477
Perdoceo Education Corp.(1)	2,416	34,670
Service Corp. International	2,235	159,691
Strategic Education, Inc.	354	28,957
Stride, Inc.(1)	1,135	40,190
Universal Technical Institute, Inc.(1)	1,620	11,729
WW International, Inc.(1)	204	843
		827,824
Diversified Financial Services — 0.9%
Acacia Research Corp.(1)	2,587	10,684
Alerus Financial Corp.	452	10,694
A-Mark Precious Metals, Inc.	612	21,114
Apollo Global Management, Inc.	3,955	274,437
Berkshire Hathaway, Inc., Class B(1)	7,563	2,409,572
Cannae Holdings, Inc.(1)	1,598	37,026
Equitable Holdings, Inc.	13,663	433,664
Jackson Financial, Inc., Class A	3,977	148,541
Voya Financial, Inc.	3,706	244,522
		3,590,254
Diversified Telecommunication Services — 1.0%
Anterix, Inc.(1)	60	2,040
AT&T, Inc.	83,644	1,612,656
ATN International, Inc.	438	21,204
Cogent Communications Holdings, Inc.	206	11,958
Consolidated Communications Holdings, Inc.(1)	479	2,213
EchoStar Corp., Class A(1)	780	13,572
Frontier Communications Parent, Inc.(1)	7,854	202,398
IDT Corp., Class B(1)	973	27,195
Iridium Communications, Inc.(1)	4,398	233,534
Lumen Technologies, Inc.	10,454	57,183
Radius Global Infrastructure, Inc., Class A(1)	1,899	24,041
Verizon Communications, Inc.	50,070	1,951,729
		4,159,723

Electric Utilities — 2.0%
ALLETE, Inc.	973	64,413
Alliant Energy Corp.	3,509	197,557
American Electric Power Co., Inc.	6,140	594,352
Avangrid, Inc.	746	31,906
Constellation Energy Corp.	3,903	375,156
Duke Energy Corp.	3,795	379,234
Edison International	8,483	565,477
Entergy Corp.	4,121	479,149
Evergy, Inc.	4,504	266,682
Eversource Energy	5,604	464,347
Exelon Corp.	15,959	660,224
FirstEnergy Corp.	4,696	193,663
Genie Energy Ltd., Class B	711	7,089
Hawaiian Electric Industries, Inc.	3,403	139,795
IDACORP, Inc.	533	58,913
NextEra Energy, Inc.	5,452	461,784
NRG Energy, Inc.	5,712	242,474
OGE Energy Corp.	4,504	182,232
Otter Tail Corp.	1,477	88,074
PG&E Corp.(1)	33,353	523,642
Pinnacle West Capital Corp.	3,059	239,581
PNM Resources, Inc.	273	13,377
Portland General Electric Co.	2,861	140,847
PPL Corp.	13,140	387,893
Southern Co.	9,199	622,220
Xcel Energy, Inc.	8,650	607,403
		7,987,484
Electrical Equipment — 0.6%
Acuity Brands, Inc.	620	116,740
AMETEK, Inc.	1,540	219,327
Array Technologies, Inc.(1)	950	19,893
Atkore, Inc.(1)	2,058	251,385
AZZ, Inc.	720	29,974
Eaton Corp. PLC	1,202	196,467
Emerson Electric Co.	3,799	363,830
Encore Wire Corp.	1,004	146,694
EnerSys	620	46,860
FREYR Battery SA(1)(2)	2,327	31,763
FuelCell Energy, Inc.(1)(2)	5,831	20,175
Generac Holdings, Inc.(1)	447	47,167
GrafTech International Ltd.	5,884	31,774
Hubbell, Inc.	309	78,504
nVent Electric PLC	1,051	42,050
Plug Power, Inc.(1)(2)	7,784	124,233
Regal Rexnord Corp.	660	86,533
Rockwell Automation, Inc.	1,035	273,468
Sensata Technologies Holding PLC	509	22,956
Sunrun, Inc.(1)	2,181	71,057
Thermon Group Holdings, Inc.(1)	1,263	25,651
		2,246,501
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	922	85,414
Aeva Technologies, Inc.(1)	1,223	2,055
Amphenol Corp., Class A	2,861	230,110

Arrow Electronics, Inc.(1)	998	108,523
Avnet, Inc.	2,560	115,635
Badger Meter, Inc.	447	51,772
Bel Fuse, Inc., Class B	256	8,817
Belden, Inc.	397	31,935
Benchmark Electronics, Inc.	796	22,981
CDW Corp.	1,624	306,351
Cognex Corp.	1,413	70,339
Coherent Corp.(1)	1,474	54,052
Corning, Inc.	18,388	627,582
CTS Corp.	953	40,503
Daktronics, Inc.(1)	760	2,622
ePlus, Inc.(1)	464	23,042
Fabrinet(1)	572	76,311
Flex Ltd.(1)	13,886	305,214
Insight Enterprises, Inc.(1)	830	86,245
IPG Photonics Corp.(1)	661	60,171
Itron, Inc.(1)	11	585
Jabil, Inc.	5,646	407,585
Keysight Technologies, Inc.(1)	2,497	451,682
Kimball Electronics, Inc.(1)	789	18,218
Knowles Corp.(1)	1,589	24,788
Littelfuse, Inc.	295	72,717
Methode Electronics, Inc.	1,181	53,948
nLight, Inc.(1)	132	1,434
Novanta, Inc.(1)	194	30,604
OSI Systems, Inc.(1)	313	27,694
PC Connection, Inc.(1)	108	5,999
Plexus Corp.(1)	496	54,669
Sanmina Corp.(1)	2,915	192,652
ScanSource, Inc.(1)	877	26,187
TD SYNNEX Corp.	1,631	166,851
TE Connectivity Ltd.	3,765	474,842
Teledyne Technologies, Inc.(1)	182	76,458
Trimble, Inc.(1)	742	44,335
TTM Technologies, Inc.(1)	3,605	57,932
Vishay Intertechnology, Inc.	6,450	148,608
Vishay Precision Group, Inc.(1)	149	6,045
Vontier Corp.	1,994	39,142
Zebra Technologies Corp., Class A(1)	322	87,030
		4,779,679
Energy Equipment and Services — 0.8%
Archrock, Inc.	6,912	60,204
Baker Hughes Co.	12,169	353,144
Bristow Group, Inc.(1)	795	20,670
Cactus, Inc., Class A	582	31,655
ChampionX Corp.	5,447	167,985
Core Laboratories NV	695	15,068
Diamond Offshore Drilling, Inc.(1)(2)	2,775	26,557
Dril-Quip, Inc.(1)	967	22,763
Expro Group Holdings NV(1)	1,949	33,854
Halliburton Co.	18,424	698,085
Helix Energy Solutions Group, Inc.(1)	4,373	27,900
Helmerich & Payne, Inc.	2,495	127,445
Liberty Energy, Inc., Class A(1)	5,532	91,444

Nabors Industries Ltd.(1)	439	69,507
National Energy Services Reunited Corp.(1)	3,437	21,962
Newpark Resources, Inc.(1)	1,250	5,013
NexTier Oilfield Solutions, Inc.(1)	10,118	103,102
NOV, Inc.	7,631	171,392
Oceaneering International, Inc.(1)	4,305	65,393
Oil States International, Inc.(1)	607	4,097
Patterson-UTI Energy, Inc.	4,703	84,419
ProPetro Holding Corp.(1)	3,099	34,027
RPC, Inc.	1,445	13,381
Schlumberger Ltd.	9,301	479,467
Select Energy Services, Inc., Class A	634	5,192
Solaris Oilfield Infrastructure, Inc., Class A	647	7,098
TechnipFMC PLC(1)	12,179	151,020
TETRA Technologies, Inc.(1)	3,876	14,768
Tidewater, Inc.(1)	1,106	33,622
Transocean Ltd.(1)	16,346	69,470
US Silica Holdings, Inc.(1)	3,249	42,529
Valaris Ltd.(1)	2,649	174,860
Weatherford International PLC(1)	3,564	154,678
		3,381,771
Entertainment — 0.7%
Activision Blizzard, Inc.	3,036	224,512
AMC Entertainment Holdings, Inc., Class A(1)(2)	4,232	30,597
Electronic Arts, Inc.	2,002	261,822
IMAX Corp.(1)	513	8,665
Liberty Media Corp.-Liberty Braves, Class C(1)	731	23,816
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	11,874
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,009	122,428
Live Nation Entertainment, Inc.(1)	402	29,250
Madison Square Garden Entertainment Corp.(1)	519	24,974
Madison Square Garden Sports Corp.	133	21,658
Marcus Corp.(2)	226	3,670
Netflix, Inc.(1)	2,425	740,910
Playstudios, Inc.(1)	2,241	9,367
Playtika Holding Corp.(1)	154	1,455
ROBLOX Corp., Class A(1)	3,187	101,251
Roku, Inc.(1)	756	44,884
Take-Two Interactive Software, Inc.(1)	2,649	279,973
Walt Disney Co.(1)	6,589	644,865
Warner Bros Discovery, Inc.(1)	13,550	154,470
World Wrestling Entertainment, Inc., Class A	1,803	144,024
		2,884,465
Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	2,681	56,167
Andersons, Inc.	834	32,109
BJ's Wholesale Club Holdings, Inc.(1)	2,274	171,096
Casey's General Stores, Inc.	1,414	343,630
Costco Wholesale Corp.	4,136	2,230,338
Grocery Outlet Holding Corp.(1)	774	23,429
Ingles Markets, Inc., Class A	741	74,915
Kroger Co.	18,575	913,704
Natural Grocers by Vitamin Cottage, Inc.	593	5,977
Performance Food Group Co.(1)	1,656	100,983
PriceSmart, Inc.	476	33,815

SpartanNash Co.	1,193	39,190
Sprouts Farmers Market, Inc.(1)	4,995	171,478
Sysco Corp.	6,897	596,660
United Natural Foods, Inc.(1)	2,370	113,002
US Foods Holding Corp.(1)	980	35,848
Walgreens Boots Alliance, Inc.	5,900	244,850
Walmart, Inc.	13,372	2,038,160
Weis Markets, Inc.	703	61,309
		7,286,660
Food Products — 1.2%
Archer-Daniels-Midland Co.	6,870	669,825
B&G Foods, Inc.	1,239	16,454
Bunge Ltd.	2,100	220,164
Calavo Growers, Inc.	736	25,730
Cal-Maine Foods, Inc.	1,110	64,691
Campbell Soup Co.	2,009	107,823
Conagra Brands, Inc.	1,616	61,376
Darling Ingredients, Inc.(1)	3,873	278,198
Flowers Foods, Inc.	5,736	172,367
Fresh Del Monte Produce, Inc.	779	21,563
Freshpet, Inc.(1)	481	32,237
General Mills, Inc.	2,254	192,266
Hain Celestial Group, Inc.(1)	1,287	24,118
Hershey Co.	1,902	447,293
Hormel Foods Corp.	2,240	105,280
Hostess Brands, Inc.(1)	2,775	73,260
Ingredion, Inc.	1,502	147,151
J & J Snack Foods Corp.	148	24,275
J M Smucker Co.	1,415	217,924
John B Sanfilippo & Son, Inc.	282	23,883
Kellogg Co.	2,089	152,392
Kraft Heinz Co.	5,846	230,040
Lamb Weston Holdings, Inc.	2,657	230,893
Lancaster Colony Corp.	297	61,520
McCormick & Co., Inc.	791	67,377
Mission Produce, Inc.(1)	437	6,944
Mondelez International, Inc., Class A	7,685	519,583
Pilgrim's Pride Corp.(1)	2,269	59,357
Post Holdings, Inc.(1)	334	31,266
Seaboard Corp.	6	23,717
Seneca Foods Corp., Class A(1)	387	24,876
Simply Good Foods Co.(1)	1,298	51,790
Tootsie Roll Industries, Inc.	565	25,397
TreeHouse Foods, Inc.(1)	20	989
Tyson Foods, Inc., Class A	5,324	352,875
Whole Earth Brands, Inc.(1)	160	693
		4,765,587
Gas Utilities — 0.2%
Atmos Energy Corp.	1,398	168,040
Chesapeake Utilities Corp.	179	21,432
National Fuel Gas Co.	2,593	171,734
New Jersey Resources Corp.	2,530	125,867
Northwest Natural Holding Co.	947	47,454
ONE Gas, Inc.	647	56,257
Southwest Gas Holdings, Inc.(1)	305	20,880

UGI Corp.	1,849	71,464
		683,128
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	9,989	1,074,617
ABIOMED, Inc.(1)	443	167,361
Align Technology, Inc.(1)	816	160,475
AngioDynamics, Inc.(1)	722	9,350
Asensus Surgical, Inc.(1)(2)	792	325
Atrion Corp.	34	20,563
Avanos Medical, Inc.(1)	657	17,673
Baxter International, Inc.	4,041	228,438
Becton Dickinson and Co.	864	215,430
Boston Scientific Corp.(1)	6,529	295,568
Butterfly Network, Inc.(1)	3,163	10,216
Cardiovascular Systems, Inc.(1)	759	10,634
Co-Diagnostics, Inc.(1)(2)	798	2,402
Cooper Cos., Inc.	485	153,430
Cue Health, Inc.(1)(2)	1,815	5,808
DENTSPLY SIRONA, Inc.	1,323	40,034
DexCom, Inc.(1)	1,624	188,839
Edwards Lifesciences Corp.(1)	5,155	398,224
Embecta Corp.	489	16,098
Enovis Corp.(1)	442	23,925
Envista Holdings Corp.(1)	1,501	51,214
Glaukos Corp.(1)	840	39,119
Globus Medical, Inc., Class A(1)	1,092	80,688
Haemonetics Corp.(1)	1,098	93,670
Heska Corp.(1)	102	6,564
Hologic, Inc.(1)	6,774	515,908
IDEXX Laboratories, Inc.(1)	844	359,434
Inogen, Inc.(1)	174	3,884
Inspire Medical Systems, Inc.(1)	128	30,921
Insulet Corp.(1)	144	43,109
Integer Holdings Corp.(1)	444	32,998
Integra LifeSciences Holdings Corp.(1)	697	38,293
Intuitive Surgical, Inc.(1)	1,704	460,744
Lantheus Holdings, Inc.(1)	701	43,518
LeMaitre Vascular, Inc.	560	26,236
LENSAR, Inc.(1)	57	189
Masimo Corp.(1)	338	48,990
Medtronic PLC	6,765	534,706
Meridian Bioscience, Inc.(1)	1,361	43,552
Merit Medical Systems, Inc.(1)	1,016	73,152
Neogen Corp.(1)	2,916	48,289
Novocure Ltd.(1)	563	43,261
NuVasive, Inc.(1)	966	37,519
OmniAb, Inc.(1)	182	458
OmniAb, Inc.(1)	182	444
OraSure Technologies, Inc.(1)	1,749	8,815
Orthofix Medical, Inc.(1)	268	4,821
Outset Medical, Inc.(1)	537	11,320
Penumbra, Inc.(1)	198	41,483
QuidelOrtho Corp.(1)	1,869	163,743
ResMed, Inc.	787	181,167
Shockwave Medical, Inc.(1)	190	48,184

STERIS PLC	475	88,226
Stryker Corp.	1,181	276,224
Teleflex, Inc.	263	61,574
Utah Medical Products, Inc.	113	10,064
Varex Imaging Corp.(1)	658	13,976
Zimmer Biomet Holdings, Inc.	2,177	261,458
Zimvie, Inc.(1)	1,329	11,881
		6,879,206
Health Care Providers and Services — 2.6%
23andMe Holding Co., Class A(1)	6,785	20,694
Acadia Healthcare Co., Inc.(1)	915	81,490
Accolade, Inc.(1)	1,575	13,907
agilon health, Inc.(1)	1,982	34,804
AmerisourceBergen Corp.	2,248	383,711
AMN Healthcare Services, Inc.(1)	1,552	191,982
Brookdale Senior Living, Inc.(1)	5,183	16,326
Cardinal Health, Inc.	3,790	303,844
Castle Biosciences, Inc.(1)	388	9,153
Centene Corp.(1)	8,964	780,316
Chemed Corp.	168	87,360
Cigna Corp.	1,312	431,504
Community Health Systems, Inc.(1)	542	1,859
CorVel Corp.(1)	304	46,503
Cross Country Healthcare, Inc.(1)	793	28,374
CVS Health Corp.	4,725	481,383
DaVita, Inc.(1)	433	31,925
Elevance Health, Inc.	3,129	1,667,507
Encompass Health Corp.	544	31,813
Enhabit, Inc.(1)	272	3,892
Ensign Group, Inc.	1,821	172,995
Fulgent Genetics, Inc.(1)	945	34,275
HCA Healthcare, Inc.	1,258	302,197
HealthEquity, Inc.(1)	492	31,232
Henry Schein, Inc.(1)	1,095	88,607
Humana, Inc.	2,112	1,161,389
InfuSystem Holdings, Inc.(1)	278	2,385
Joint Corp.(1)	325	4,846
Laboratory Corp. of America Holdings	1,478	355,755
LHC Group, Inc.(1)	61	9,968
McKesson Corp.	392	149,619
ModivCare, Inc.(1)	191	14,707
Molina Healthcare, Inc.(1)	1,873	630,770
National HealthCare Corp.	378	23,300
National Research Corp.	717	27,777
Oak Street Health, Inc.(1)	972	21,015
OPKO Health, Inc.(1)	3,813	5,720
Option Care Health, Inc.(1)	591	17,795
Owens & Minor, Inc.	2,443	50,350
Patterson Cos., Inc.	1,919	54,576
Premier, Inc., Class A	2,712	90,445
Quest Diagnostics, Inc.	575	87,302
RadNet, Inc.(1)	227	4,488
Select Medical Holdings Corp.	625	15,363
Tenet Healthcare Corp.(1)	1,018	47,011
UnitedHealth Group, Inc.	3,911	2,142,289

Universal Health Services, Inc., Class B	846	110,699
		10,305,222
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	5,340	101,139
American Well Corp., Class A(1)	4,197	15,319
Doximity, Inc., Class A(1)(2)	387	13,154
HealthStream, Inc.(1)	242	6,147
Multiplan Corp.(1)(2)	1,051	1,566
NextGen Healthcare, Inc.(1)	1,155	24,024
Schrodinger, Inc.(1)	340	6,120
Teladoc Health, Inc.(1)	531	15,139
Veeva Systems, Inc., Class A(1)	600	114,216
		296,824
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	2,182	18,656
Airbnb, Inc., Class A(1)	1,900	194,066
Aramark	268	11,149
BJ's Restaurants, Inc.(1)	849	27,236
Bloomin' Brands, Inc.	2,879	64,835
Booking Holdings, Inc.(1)	316	657,106
Boyd Gaming Corp.	2,988	183,254
Caesars Entertainment, Inc.(1)	1,838	93,389
Carnival Corp.(1)	6,046	60,037
Century Casinos, Inc.(1)	1,373	10,256
Cheesecake Factory, Inc.(2)	2,161	75,721
Chipotle Mexican Grill, Inc.(1)	503	818,361
Choice Hotels International, Inc.	864	106,462
Churchill Downs, Inc.	547	121,412
Chuy's Holdings, Inc.(1)	150	4,754
Cracker Barrel Old Country Store, Inc.	915	105,042
Darden Restaurants, Inc.	3,896	572,673
Dave & Buster's Entertainment, Inc.(1)	1,232	48,861
Dine Brands Global, Inc.	76	5,669
Domino's Pizza, Inc.	107	41,594
DraftKings, Inc., Class A(1)(2)	1,081	16,561
Everi Holdings, Inc.(1)	1,846	30,865
Expedia Group, Inc.(1)	973	103,955
Fiesta Restaurant Group, Inc.(1)	301	1,963
GAN Ltd.(1)	132	177
Golden Entertainment, Inc.(1)	852	37,752
Hilton Grand Vacations, Inc.(1)	3,368	148,259
Hilton Worldwide Holdings, Inc.	899	128,215
Hyatt Hotels Corp., Class A(1)	1,710	171,547
International Game Technology PLC	277	6,798
Jack in the Box, Inc.	294	21,256
Las Vegas Sands Corp.(1)	669	31,336
Marriott International, Inc., Class A	1,668	275,804
Marriott Vacations Worldwide Corp.	43	6,406
McDonald's Corp.	2,785	759,720
MGM Resorts International	6,230	229,638
Monarch Casino & Resort, Inc.(1)	574	48,704
Noodles & Co.(1)	1,969	10,849
Norwegian Cruise Line Holdings Ltd.(1)	4,367	71,794
ONE Group Hospitality, Inc.(1)	584	3,849
Papa John's International, Inc.	227	18,900

Penn Entertainment, Inc.(1)	3,016	106,133
Planet Fitness, Inc., Class A(1)	490	38,396
Playa Hotels & Resorts NV(1)	4,230	26,015
RCI Hospitality Holdings, Inc.	492	44,782
Red Robin Gourmet Burgers, Inc.(1)	134	1,111
Royal Caribbean Cruises Ltd.(1)	1,756	105,237
Ruth's Hospitality Group, Inc.	1,077	18,858
Scientific Games Corp., Class A(1)	443	28,693
SeaWorld Entertainment, Inc.(1)	1,367	78,001
Shake Shack, Inc., Class A(1)	492	25,879
Six Flags Entertainment Corp.(1)	511	12,310
Starbucks Corp.	3,302	337,464
Target Hospitality Corp.(1)(2)	1,541	22,283
Texas Roadhouse, Inc.	2,966	294,583
Travel + Leisure Co.	327	12,711
Vail Resorts, Inc.	134	34,510
Wendy's Co.	1,933	43,609
Wingstop, Inc.	190	31,447
Wyndham Hotels & Resorts, Inc.	394	28,888
Wynn Resorts Ltd.(1)	211	17,652
Yum! Brands, Inc.	810	104,215
		6,757,658
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	229	4,349
Beazer Homes USA, Inc.(1)	466	6,361
Cavco Industries, Inc.(1)	165	37,889
Century Communities, Inc.	837	40,310
D.R. Horton, Inc.	4,390	377,540
Ethan Allen Interiors, Inc.	868	24,695
Garmin Ltd.	1,702	158,269
GoPro, Inc., Class A(1)	2,385	13,070
Green Brick Partners, Inc.(1)	540	13,057
Hooker Furnishings Corp.	146	2,483
Hovnanian Enterprises, Inc., Class A(1)	211	10,130
Installed Building Products, Inc.	370	31,424
iRobot Corp.(1)	286	14,898
KB Home	1,452	45,578
La-Z-Boy, Inc.	995	27,094
Leggett & Platt, Inc.	589	20,974
Lennar Corp., B Shares	255	18,516
Lennar Corp., Class A	3,819	335,423
LGI Homes, Inc.(1)	457	45,398
Lifetime Brands, Inc.	361	3,036
M/I Homes, Inc.(1)	727	32,846
MDC Holdings, Inc.	969	31,425
Meritage Homes Corp.(1)	629	54,352
Mohawk Industries, Inc.(1)	835	84,611
Newell Brands, Inc.	3,563	46,212
NVR, Inc.(1)	95	440,706
PulteGroup, Inc.	6,078	272,173
Skyline Champion Corp.(1)	2,077	107,983
Sonos, Inc.(1)	2,784	48,803
Taylor Morrison Home Corp.(1)	3,148	95,668
Tempur Sealy International, Inc.	3,035	96,422
Toll Brothers, Inc.	3,705	177,506

TopBuild Corp.(1)	165	25,423
Tri Pointe Homes, Inc.(1)	3,868	71,326
Tupperware Brands Corp.(1)	158	731
Universal Electronics, Inc.(1)	86	1,881
VOXX International Corp.(1)	219	2,407
Whirlpool Corp.	1,882	275,769
		3,096,738
Household Products — 0.9%
Central Garden & Pet Co.(1)	81	3,325
Central Garden & Pet Co., Class A(1)	611	23,872
Church & Dwight Co., Inc.	2,321	190,020
Clorox Co.	1,371	203,799
Colgate-Palmolive Co.	10,035	777,512
Kimberly-Clark Corp.	5,516	748,135
Procter & Gamble Co.	10,594	1,580,201
Reynolds Consumer Products, Inc.	84	2,685
Spectrum Brands Holdings, Inc.	1,621	86,351
WD-40 Co.	119	19,932
		3,635,832
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	19,470	563,072
Brookfield Renewable Corp., Class A	2,666	86,938
Clearway Energy, Inc., Class A	894	29,431
Clearway Energy, Inc., Class C	2,406	85,269
Montauk Renewables, Inc.(1)(2)	1,924	23,223
NextEra Energy Partners LP	854	68,739
Ormat Technologies, Inc.(2)	1,105	99,925
Sunnova Energy International, Inc.(1)(2)	2,345	53,536
Vistra Corp.	9,765	237,582
		1,247,715
Industrial Conglomerates — 0.4%
3M Co.	3,922	494,054
General Electric Co.	5,710	490,889
Honeywell International, Inc.	2,180	478,619
Roper Technologies, Inc.	306	134,300
		1,597,862
Insurance — 3.9%
Aflac, Inc.	10,888	783,174
Allstate Corp.	4,314	577,645
Ambac Financial Group, Inc.(1)	1,189	19,333
American Equity Investment Life Holding Co.	1,706	69,110
American Financial Group, Inc.	2,317	329,524
American International Group, Inc.	14,251	899,381
AMERISAFE, Inc.	368	21,848
Aon PLC, Class A	1,958	603,612
Arch Capital Group Ltd.(1)	7,325	438,841
Argo Group International Holdings Ltd.	1,368	37,182
Arthur J Gallagher & Co.	2,841	565,671
Assurant, Inc.	894	114,629
Assured Guaranty Ltd.	1,731	115,233
Axis Capital Holdings Ltd.	3,241	186,552
Brighthouse Financial, Inc.(1)	2,533	141,189
Brown & Brown, Inc.	809	48,208
Chubb Ltd.	4,049	889,120
Cincinnati Financial Corp.	2,676	296,929

CNA Financial Corp.	370	15,755
CNO Financial Group, Inc.	4,157	97,606
eHealth, Inc.(1)	98	349
Employers Holdings, Inc.	581	26,999
Enstar Group Ltd.(1)	198	43,162
Erie Indemnity Co., Class A	360	101,660
Everest Re Group Ltd.	820	277,111
Fidelity National Financial, Inc.	8,535	344,473
First American Financial Corp.	3,297	180,181
Genworth Financial, Inc., Class A(1)	17,019	85,606
Globe Life, Inc.	2,529	303,379
Hanover Insurance Group, Inc.	1,012	149,068
Hartford Financial Services Group, Inc.	9,417	719,176
HCI Group, Inc.(2)	212	7,933
Horace Mann Educators Corp.	1,128	43,530
Investors Title Co.	48	7,370
James River Group Holdings Ltd.	743	17,847
Kemper Corp.	1,325	75,419
Kinsale Capital Group, Inc.	435	134,071
Lemonade, Inc.(1)(2)	1,271	25,229
Lincoln National Corp.	4,246	165,339
Loews Corp.	3,290	191,313
Markel Corp.(1)	180	238,471
Marsh & McLennan Cos., Inc.	1,272	220,285
MBIA, Inc.(1)	105	1,335
Mercury General Corp.	537	19,482
MetLife, Inc.	9,882	757,949
National Western Life Group, Inc., Class A	28	5,902
Old Republic International Corp.	8,833	216,408
Oscar Health, Inc., Class A(1)	4,605	13,262
Primerica, Inc.	1,378	205,363
Principal Financial Group, Inc.	5,489	492,254
ProAssurance Corp.	1,341	26,807
Progressive Corp.	6,505	859,636
Prudential Financial, Inc.	4,322	466,906
Reinsurance Group of America, Inc.	1,668	240,859
RenaissanceRe Holdings Ltd.	1,214	229,337
RLI Corp.	981	127,599
Ryan Specialty Holdings, Inc.(1)	489	19,697
Safety Insurance Group, Inc.	413	37,889
Selective Insurance Group, Inc.	1,847	177,534
SelectQuote, Inc.(1)	403	242
SiriusPoint Ltd.(1)	1,818	11,853
Stewart Information Services Corp.	1,125	49,792
Tiptree, Inc.	1,010	14,009
Travelers Cos., Inc.	5,883	1,116,652
United Fire Group, Inc.	765	23,371
Universal Insurance Holdings, Inc.	781	8,583
Unum Group	5,746	242,366
White Mountains Insurance Group Ltd.	86	116,862
Willis Towers Watson PLC	365	89,848
WR Berkley Corp.	3,546	270,489
		15,450,799
Interactive Media and Services — 2.6%
Alphabet, Inc., Class A(1)	40,097	4,049,396

Alphabet, Inc., Class C(1)	35,068	3,557,649
Cars.com, Inc.(1)	3,040	44,931
IAC, Inc.(1)	835	43,328
Match Group, Inc.(1)	1,025	51,824
Meta Platforms, Inc., Class A(1)	18,419	2,175,284
Pinterest, Inc., Class A(1)	7,028	178,652
Shutterstock, Inc.	649	34,929
Snap, Inc., Class A(1)	3,439	35,456
TripAdvisor, Inc.(1)	870	17,739
TrueCar, Inc.(1)	1,846	4,597
Yelp, Inc.(1)	1,410	43,640
Ziff Davis, Inc.(1)	366	33,767
ZipRecruiter, Inc., Class A(1)	1,743	28,864
ZoomInfo Technologies, Inc.(1)	847	24,224
		10,324,280
Internet and Direct Marketing Retail — 1.3%
1-800-Flowers.com, Inc., Class A(1)	849	7,183
Amazon.com, Inc.(1)	45,101	4,354,051
Chewy, Inc., Class A(1)(2)	788	33,986
ContextLogic, Inc., Class A(1)(2)	3,664	2,688
DoorDash, Inc., Class A(1)	839	48,872
eBay, Inc.	9,210	418,502
Etsy, Inc.(1)	1,403	185,322
Lands' End, Inc.(1)	165	1,907
Liquidity Services, Inc.(1)	577	9,630
MercadoLibre, Inc.(1)	280	260,676
PetMed Express, Inc.(2)	282	5,584
Stitch Fix, Inc., Class A(1)	127	513
Wayfair, Inc., Class A(1)	187	6,852
		5,335,766
IT Services — 3.4%
Accenture PLC, Class A	4,522	1,360,805
Akamai Technologies, Inc.(1)	2,118	200,914
Amdocs Ltd.	953	84,684
Automatic Data Processing, Inc.	5,192	1,371,415
AvidXchange Holdings, Inc.(1)	1,423	12,266
Block, Inc.(1)	2,995	202,971
BM Technologies, Inc.(1)(2)	51	271
Broadridge Financial Solutions, Inc., ADR	933	139,120
Cass Information Systems, Inc.	420	18,262
Cloudflare, Inc., Class A(1)	747	36,708
Cognizant Technology Solutions Corp., Class A	6,119	380,663
Concentrix Corp.	587	71,837
CSG Systems International, Inc.	812	50,214
DigitalOcean Holdings, Inc.(1)	1,042	31,083
DXC Technology Co.(1)	8,968	266,081
EPAM Systems, Inc.(1)	860	316,979
Euronet Worldwide, Inc.(1)	413	38,388
EVERTEC, Inc.	1,569	52,985
Evo Payments, Inc., Class A(1)	388	13,079
ExlService Holdings, Inc.(1)	336	62,899
Fidelity National Information Services, Inc.	1,761	127,813
Fiserv, Inc.(1)	1,827	190,666
FleetCor Technologies, Inc.(1)	353	69,259
Gartner, Inc.(1)	930	325,844

Genpact Ltd.	1,411	65,061
Global Payments, Inc.	881	91,430
Globant SA(1)	350	65,583
GoDaddy, Inc., Class A(1)	2,664	210,802
Hackett Group, Inc.	243	5,613
International Business Machines Corp.	4,448	662,307
International Money Express, Inc.(1)	1,660	36,055
Jack Henry & Associates, Inc.	1,379	261,114
Kyndryl Holdings, Inc.(1)	6,639	77,743
Marqeta, Inc., Class A(1)	5,494	36,755
Mastercard, Inc., Class A	5,810	2,070,684
MAXIMUS, Inc.	765	53,780
MongoDB, Inc.(1)	196	29,927
Okta, Inc.(1)	363	19,355
Paychex, Inc.	4,521	560,740
Payoneer Global, Inc.(1)	6,475	34,965
PayPal Holdings, Inc.(1)	8,093	634,572
Perficient, Inc.(1)	80	5,684
Remitly Global, Inc.(1)	2,220	23,221
Sabre Corp.(1)	2,132	13,027
Snowflake, Inc., Class A(1)	1,513	216,208
SS&C Technologies Holdings, Inc.	517	27,794
Switch, Inc., Class A	1,413	48,395
TTEC Holdings, Inc.	119	5,706
Tucows, Inc., Class A(1)(2)	51	1,566
Twilio, Inc., Class A(1)	724	35,490
VeriSign, Inc.(1)	430	85,918
Verra Mobility Corp.(1)	2,671	42,335
Visa, Inc., Class A	11,687	2,536,079
Western Union Co.	7,370	108,044
WEX, Inc.(1)	550	93,027
		13,584,186
Leisure Products — 0.2%
Acushnet Holdings Corp.	918	41,723
American Outdoor Brands, Inc.(1)	305	2,885
Brunswick Corp.	2,281	169,250
Clarus Corp.	253	2,105
Hasbro, Inc.	534	33,546
Hayward Holdings, Inc.(1)	2,247	21,459
Malibu Boats, Inc., Class A(1)	1,042	60,134
MasterCraft Boat Holdings, Inc.(1)	673	17,309
Mattel, Inc.(1)	2,007	36,588
Nautilus, Inc.(1)	588	870
Polaris, Inc.	1,594	181,812
Smith & Wesson Brands, Inc.	2,127	25,035
Sturm Ruger & Co., Inc.	1,010	55,479
Topgolf Callaway Brands Corp.(1)	2,038	42,696
Vista Outdoor, Inc.(1)	1,946	54,430
YETI Holdings, Inc.(1)	2,166	97,232
		842,553
Life Sciences Tools and Services — 1.0%
AbCellera Biologics, Inc.(1)	9,145	117,696
Adaptive Biotechnologies Corp.(1)	962	8,446
Agilent Technologies, Inc.	1,724	267,186
Avantor, Inc.(1)	2,394	53,338

Azenta, Inc.	823	49,553
Berkeley Lights, Inc.(1)	64	188
Bionano Genomics, Inc.(1)	9,131	18,353
Bio-Rad Laboratories, Inc., Class A(1)	331	137,269
Bio-Techne Corp.	816	69,352
Bruker Corp.	2,063	139,067
Charles River Laboratories International, Inc.(1)	183	41,828
Danaher Corp.	2,405	657,551
Illumina, Inc.(1)	539	117,545
Inotiv, Inc.(1)(2)	878	5,303
IQVIA Holdings, Inc.(1)	1,293	281,900
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	26,353
MaxCyte, Inc.(1)	1,890	11,321
Medpace Holdings, Inc.(1)	254	53,312
Mettler-Toledo International, Inc.(1)	330	484,955
NeoGenomics, Inc.(1)	2,110	23,653
PerkinElmer, Inc.	582	81,323
Quanterix Corp.(1)	542	7,209
Repligen Corp.(1)	303	54,189
Seer, Inc.(1)	2,342	15,129
SomaLogic, Inc.(1)	1,931	5,407
Sotera Health Co.(1)	1,121	9,349
Syneos Health, Inc.(1)	186	6,562
Thermo Fisher Scientific, Inc.	1,455	815,120
Waters Corp.(1)	1,124	389,578
West Pharmaceutical Services, Inc.	983	230,671
		4,178,706
Machinery — 2.3%
AGCO Corp.	1,087	144,267
Alamo Group, Inc.	139	20,919
Albany International Corp., Class A	1,150	116,575
Allison Transmission Holdings, Inc.	1,321	59,181
Altra Industrial Motion Corp.	1,132	66,358
Astec Industries, Inc.	209	9,246
Barnes Group, Inc.	798	33,987
Caterpillar, Inc.	5,839	1,380,398
Chart Industries, Inc.(1)	355	50,761
Crane Holdings Co.	898	95,134
Cummins, Inc.	3,329	836,112
Deere & Co.	3,965	1,748,565
Desktop Metal, Inc., Class A(1)(2)	2,197	4,504
Donaldson Co., Inc.	3,003	182,943
Dover Corp.	549	77,930
Enerpac Tool Group Corp.	189	4,733
ESCO Technologies, Inc.	315	29,613
Evoqua Water Technologies Corp.(1)	1,789	77,804
Federal Signal Corp.	688	33,430
Fortive Corp.	1,371	92,611
Graco, Inc.	2,940	205,712
Greenbrier Cos., Inc.	795	30,520
Helios Technologies, Inc.	388	20,463
Hillenbrand, Inc.	929	46,450
Hyster-Yale Materials Handling, Inc.	139	4,070
Ideanomics, Inc.(1)(2)	1,009	222
IDEX Corp.	266	63,172

Illinois Tool Works, Inc.	2,019	459,262
Ingersoll Rand, Inc.	3,083	166,389
ITT, Inc.	1,098	92,803
Kadant, Inc.	246	47,488
Kennametal, Inc.	2,621	69,247
Lincoln Electric Holdings, Inc.	1,652	244,298
Lindsay Corp.	224	39,534
Manitowoc Co., Inc.(1)	304	2,985
Microvast Holdings, Inc.(1)(2)	1,335	2,924
Middleby Corp.(1)	205	29,559
Miller Industries, Inc.	151	4,166
Mueller Industries, Inc.	2,905	199,777
Mueller Water Products, Inc., Class A	2,715	31,657
Nikola Corp.(1)(2)	820	2,148
NN, Inc.(1)	691	1,320
Nordson Corp.	313	74,021
Omega Flex, Inc.	78	7,497
Oshkosh Corp.	2,158	198,687
Otis Worldwide Corp.	1,694	132,284
PACCAR, Inc.	5,646	597,968
Parker-Hannifin Corp.	321	95,960
Park-Ohio Holdings Corp.	125	1,669
Pentair PLC	444	20,322
Proterra, Inc.(1)	1,940	10,748
Proto Labs, Inc.(1)	403	10,688
RBC Bearings, Inc.(1)	319	75,593
REV Group, Inc.	628	8,723
Snap-on, Inc.	1,285	309,171
SPX Technologies, Inc.(1)	581	38,869
Standex International Corp.	289	30,359
Stanley Black & Decker, Inc.	381	31,135
Tennant Co.	589	37,419
Terex Corp.	1,789	82,133
Timken Co.	1,551	117,845
Titan International, Inc.(1)	2,080	29,806
Toro Co.	2,572	285,466
Trinity Industries, Inc.	1,464	44,842
Wabash National Corp.	2,081	52,171
Watts Water Technologies, Inc., Class A	388	61,479
Westinghouse Air Brake Technologies Corp.	1,175	118,781
Xylem, Inc.	671	75,387
		9,378,260
Marine — 0.1%
Costamare, Inc.	2,623	25,286
Eagle Bulk Shipping, Inc.	484	24,902
Genco Shipping & Trading Ltd.	1,967	29,170
Kirby Corp.(1)	1,428	99,660
Matson, Inc.	1,929	122,993
Pangaea Logistics Solutions Ltd.	2,021	10,368
Safe Bulkers, Inc.(2)	2,798	7,974
		320,353
Media — 0.8%
Altice USA, Inc., Class A(1)	842	3,840
AMC Networks, Inc., Class A(1)	1,331	26,567
Boston Omaha Corp., Class A(1)	279	7,993

Cable One, Inc.	143	103,574
Charter Communications, Inc., Class A(1)	680	266,077
Comcast Corp., Class A	31,078	1,138,698
Cumulus Media, Inc., Class A(1)	504	3,689
DISH Network Corp., Class A(1)	7,941	127,453
Entravision Communications Corp., Class A	2,377	13,216
Fox Corp., Class A	6,354	206,187
Fox Corp., Class B	3,073	93,788
Gray Television, Inc.	1,992	23,306
Interpublic Group of Cos., Inc.	3,801	130,602
John Wiley & Sons, Inc., Class A	69	3,271
Liberty Broadband Corp., Class A(1)	212	19,122
Liberty Broadband Corp., Class C(1)	1,146	104,126
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	7,581
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	297	13,018
Loyalty Ventures, Inc.(1)	1	3
New York Times Co., Class A	3,092	113,322
News Corp., Class A	4,508	86,328
News Corp., Class B	1,406	27,347
Nexstar Media Group, Inc., Class A	505	95,728
Omnicom Group, Inc.	1,905	151,943
Paramount Global, Class B	7,418	148,954
PubMatic, Inc., Class A(1)	2,210	34,631
Scholastic Corp.	1,060	43,587
Sinclair Broadcast Group, Inc., Class A	563	10,449
Sirius XM Holdings, Inc.(2)	2,311	14,998
TechTarget, Inc.(1)	102	4,657
TEGNA, Inc.	439	8,666
Thryv Holdings, Inc.(1)	568	10,894
WideOpenWest, Inc.(1)	2,553	26,500
		3,070,115
Metals and Mining — 1.5%
Alcoa Corp.	5,866	294,063
Alpha Metallurgical Resources, Inc.	876	149,997
Arconic Corp.(1)	2,288	54,523
ATI, Inc.(1)	2,064	62,973
Carpenter Technology Corp.	1,064	43,688
Century Aluminum Co.(1)	1,342	12,091
Cleveland-Cliffs, Inc.(1)	18,770	290,560
Coeur Mining, Inc.(1)	4,989	17,462
Commercial Metals Co.	4,284	210,858
Freeport-McMoRan, Inc.	29,865	1,188,627
Gold Resource Corp.	3,735	6,088
Haynes International, Inc.	157	7,844
Hecla Mining Co.	11,425	62,266
Kaiser Aluminum Corp.	498	45,019
MP Materials Corp.(1)	1,504	50,008
Newmont Corp.	11,500	545,905
Nucor Corp.	8,009	1,200,950
Olympic Steel, Inc.	164	5,755
Ramaco Resources, Inc.	1,527	17,484
Reliance Steel & Aluminum Co.	1,817	383,914
Royal Gold, Inc.	942	105,815
Ryerson Holding Corp.	1,270	37,452
Schnitzer Steel Industries, Inc., Class A	1,280	43,942

Steel Dynamics, Inc.	6,503	675,857
SunCoke Energy, Inc.	3,751	31,733
TimkenSteel Corp.(1)	2,117	39,588
United States Steel Corp.	10,901	286,587
Warrior Met Coal, Inc.	3,057	112,559
Worthington Industries, Inc.	833	47,264
		6,030,872
Multiline Retail — 0.8%
Big Lots, Inc.	932	18,174
Dillard's, Inc., Class A(2)	218	78,415
Dollar General Corp.	2,922	747,097
Dollar Tree, Inc.(1)	3,663	550,512
Kohl's Corp.	5,840	187,347
Macy's, Inc.	10,794	253,659
Nordstrom, Inc.(2)	4,513	94,638
Ollie's Bargain Outlet Holdings, Inc.(1)	379	23,081
Target Corp.	7,921	1,323,361
		3,276,284
Multi-Utilities — 0.9%
Ameren Corp.	3,397	303,420
Avista Corp.	1,948	80,413
CenterPoint Energy, Inc.	6,606	205,513
CMS Energy Corp.	3,949	241,165
Consolidated Edison, Inc.	6,586	645,691
Dominion Energy, Inc.	3,716	227,085
DTE Energy Co.	1,992	231,092
NiSource, Inc.	9,640	269,342
NorthWestern Corp.	1,029	60,104
Public Service Enterprise Group, Inc.	3,563	215,740
Sempra Energy	4,171	693,179
Unitil Corp.	565	30,973
WEC Energy Group, Inc.	2,217	219,793
		3,423,510
Oil, Gas and Consumable Fuels — 9.2%
Alto Ingredients, Inc.(1)	755	2,635
Antero Midstream Corp.	11,707	132,640
Antero Resources Corp.(1)	10,354	378,439
APA Corp.	12,132	568,384
Arch Resources, Inc.	1,137	175,951
Berry Corp.	3,422	30,832
Brigham Minerals, Inc., Class A	1,200	42,516
California Resources Corp.	2,483	112,679
Callon Petroleum Co.(1)	3,295	138,126
Cheniere Energy, Inc.	1,998	350,369
Chesapeake Energy Corp.	4,247	439,564
Chevron Corp.	19,633	3,598,925
Chord Energy Corp.	1,858	283,401
Civitas Resources, Inc.	2,406	162,068
Clean Energy Fuels Corp.(1)	3,357	22,693
CNX Resources Corp.(1)	8,153	141,618
Comstock Resources, Inc.	4,528	83,089
ConocoPhillips	20,765	2,564,685
CONSOL Energy, Inc.	1,572	121,751
Coterra Energy, Inc.	24,180	674,864
Crescent Energy Co., Class A(2)	1,612	22,649

CVR Energy, Inc.	1,422	52,401
Delek US Holdings, Inc.	3,735	115,710
Denbury, Inc.(1)	1,876	168,390
Devon Energy Corp.	19,635	1,345,390
DHT Holdings, Inc.	4,534	45,929
Diamondback Energy, Inc.	6,200	917,724
Dorian LPG Ltd.	1,894	36,876
DTE Midstream LLC(1)	2,637	159,090
Earthstone Energy, Inc., Class A(1)	3,598	56,992
EnLink Midstream LLC(1)	8,756	112,602
EOG Resources, Inc.	13,885	1,970,698
EQT Corp.	9,743	413,201
Equitrans Midstream Corp.	21,295	178,665
Evolution Petroleum Corp.	1,487	10,751
Exxon Mobil Corp.	45,321	5,046,040
Gevo, Inc.(1)(2)	2,230	4,861
Green Plains, Inc.(1)	925	31,968
Hallador Energy Co.(1)	1,673	17,065
Hess Corp.	7,723	1,111,417
Hess Midstream LP, Class A	1,073	33,510
HF Sinclair Corp.	7,255	452,277
HighPeak Energy, Inc.(2)	808	19,376
International Seaways, Inc.	1,366	58,847
Kimbell Royalty Partners LP(1)	2,153	37,182
Kinder Morgan, Inc.	19,417	371,253
Kosmos Energy Ltd.(1)	24,330	161,795
Laredo Petroleum, Inc.(1)	861	54,958
Magnolia Oil & Gas Corp., Class A	8,457	220,559
Marathon Oil Corp.	27,368	838,282
Marathon Petroleum Corp.	11,112	1,353,553
Matador Resources Co.	5,277	350,182
Murphy Oil Corp.	6,639	313,361
New Fortress Energy, Inc.	738	37,564
Noble Corp. PLC(1)	1,535	56,995
Nordic American Tankers Ltd.	8,182	29,619
Northern Oil & Gas, Inc.	531	19,323
Occidental Petroleum Corp.	16,465	1,144,153
ONEOK, Inc.	10,482	701,455
Ovintiv, Inc.	9,448	526,820
PBF Energy, Inc., Class A	5,998	238,540
PDC Energy, Inc.	4,658	346,183
Peabody Energy Corp.(1)	5,403	172,572
Permian Resources Corp.	9,713	98,684
Phillips 66	11,980	1,299,111
Pioneer Natural Resources Co.	5,263	1,242,015
Plains GP Holdings LP, Class A(1)	9,674	127,987
Range Resources Corp.	12,205	352,358
Ranger Oil Corp., Class A	1,332	58,035
REX American Resources Corp.(1)	564	16,644
Ring Energy, Inc.(1)(2)	4,287	11,575
SandRidge Energy, Inc.(1)	2,068	42,187
Scorpio Tankers, Inc.	1,387	70,765
SFL Corp. Ltd.	6,302	61,697
SilverBow Resources, Inc.(1)(2)	1,005	35,085
Sitio Royalties Corp.(2)	917	28,922

SM Energy Co.	6,183	266,549
Southwestern Energy Co.(1)	54,207	375,112
Talos Energy, Inc.(1)	3,477	68,323
Targa Resources Corp.	7,349	546,692
Teekay Tankers Ltd., Class A(1)	1,161	39,172
Texas Pacific Land Corp.	196	508,138
VAALCO Energy, Inc.	2,868	14,856
Valero Energy Corp.	9,989	1,334,730
Viper Energy Partners LP(1)	1,359	44,888
Williams Cos., Inc.	22,573	783,283
World Fuel Services Corp.	1,606	45,691
		36,854,506
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	642	25,057
Glatfelter Corp.	1,507	5,229
Louisiana-Pacific Corp.	3,453	220,302
Mercer International, Inc.	2,526	34,859
Sylvamo Corp.	2,010	108,721
		394,168
Personal Products — 0.2%
BellRing Brands, Inc.(1)	203	5,057
Coty, Inc., Class A(1)	226	1,779
Edgewell Personal Care Co.	654	28,259
Estee Lauder Cos., Inc., Class A	1,959	461,912
Herbalife Nutrition Ltd.(1)	446	7,814
Inter Parfums, Inc.	360	34,304
Medifast, Inc.	515	64,916
Nu Skin Enterprises, Inc., Class A	1,997	83,295
USANA Health Sciences, Inc.(1)	442	24,328
		711,664
Pharmaceuticals — 4.4%
Aclaris Therapeutics, Inc.(1)	957	14,566
Amneal Pharmaceuticals, Inc.(1)	658	1,684
Amphastar Pharmaceuticals, Inc.(1)	912	26,895
ANI Pharmaceuticals, Inc.(1)	550	23,072
Arvinas, Inc.(1)	1,841	75,555
Assertio Holdings, Inc.(1)(2)	2,974	9,219
Atea Pharmaceuticals, Inc.(1)	3,630	17,025
Athira Pharma, Inc.(1)	865	2,690
Bristol-Myers Squibb Co.	29,807	2,392,906
Cassava Sciences, Inc.(1)(2)	412	14,350
Catalent, Inc.(1)	1,264	63,364
Contra Zogenix, Inc.(1)	21	14
Corcept Therapeutics, Inc.(1)	3,958	100,058
DICE Therapeutics, Inc.(1)	549	19,111
Elanco Animal Health, Inc.(1)	2,049	26,371
Eli Lilly & Co.	5,804	2,153,748
Endo International PLC(1)(2)	569	53
Harmony Biosciences Holdings, Inc.(1)	1,234	73,756
Harrow Health, Inc.(1)	610	6,801
Innoviva, Inc.(1)	2,990	39,259
Jazz Pharmaceuticals PLC(1)	1,889	296,403
Johnson & Johnson	23,578	4,196,884
Lannett Co., Inc.(1)	110	61
Merck & Co., Inc.	31,880	3,510,626

Nektar Therapeutics(1)	1,106	3,097
NGM Biopharmaceuticals, Inc.(1)	636	3,517
Nuvation Bio, Inc.(1)	2,146	4,099
Organon & Co.	1,514	39,394
Perrigo Co. PLC	1,973	63,590
Pfizer, Inc.	58,928	2,954,061
Phibro Animal Health Corp., Class A	349	4,296
Pliant Therapeutics, Inc.(1)	932	17,130
Prestige Consumer Healthcare, Inc.(1)	1,185	72,830
ProPhase Labs, Inc.(2)	711	7,373
Reata Pharmaceuticals, Inc., Class A(1)(2)	1	40
Royalty Pharma PLC, Class A	4,252	186,960
SIGA Technologies, Inc.	2,227	20,444
Supernus Pharmaceuticals, Inc.(1)	1,246	45,753
Theravance Biopharma, Inc.(1)	88	947
Ventyx Biosciences, Inc.(1)	719	20,844
Viatris, Inc.	40,662	448,502
Zoetis, Inc.	3,630	559,528
		17,516,876
Professional Services — 0.6%
ASGN, Inc.(1)	367	33,250
Barrett Business Services, Inc.	192	18,879
Booz Allen Hamilton Holding Corp.	2,030	215,992
CACI International, Inc., Class A(1)	73	22,798
CBIZ, Inc.(1)	1,427	70,851
Clarivate PLC(1)	7,062	69,137
CoStar Group, Inc.(1)	2,588	209,732
CRA International, Inc.	224	27,610
Dun & Bradstreet Holdings, Inc.	380	5,115
Equifax, Inc.	584	115,264
Exponent, Inc.	1,023	105,788
First Advantage Corp.(1)	1,404	18,673
Franklin Covey Co.(1)	585	30,397
FTI Consulting, Inc.(1)	197	34,046
Heidrick & Struggles International, Inc.	865	25,690
Insperity, Inc.	1,312	155,538
Jacobs Solutions, Inc.	365	46,187
KBR, Inc.	1,649	85,204
Kelly Services, Inc., Class A	1,355	23,021
Kforce, Inc.	916	54,108
Korn Ferry	2,010	114,630
Leidos Holdings, Inc.	263	28,754
ManpowerGroup, Inc.	1,108	96,972
Planet Labs PBC(1)	5,590	30,242
RCM Technologies, Inc.(1)	304	4,645
Resources Connection, Inc.	1,465	28,274
Robert Half International, Inc.	3,564	280,772
Science Applications International Corp.	224	24,665
TransUnion	796	50,212
TriNet Group, Inc.(1)	1,299	94,139
TrueBlue, Inc.(1)	1,245	26,867
Verisk Analytics, Inc.	840	154,316
		2,301,768
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	4,839	385,184

Cushman & Wakefield PLC(1)	1,625	18,557
Douglas Elliman, Inc.	2,917	12,018
Forestar Group, Inc.(1)	454	6,733
FRP Holdings, Inc.(1)	20	1,218
Howard Hughes Corp.(1)	629	46,886
Jones Lang LaSalle, Inc.(1)	937	157,575
Kennedy-Wilson Holdings, Inc.	3,861	65,714
Marcus & Millichap, Inc.	1,365	50,833
Opendoor Technologies, Inc.(1)(2)	5,883	10,884
RE/MAX Holdings, Inc., Class A	648	13,478
RMR Group, Inc., Class A	296	8,557
St. Joe Co.	992	38,123
Zillow Group, Inc., Class A(1)	753	28,162
Zillow Group, Inc., Class C(1)	1,757	66,731
		910,653
Road and Rail — 1.9%
AMERCO	273	17,281
AMERCO , Non-Voting Shares(1)	2,457	155,209
ArcBest Corp.	1,239	102,552
Avis Budget Group, Inc.(1)	172	38,459
Covenant Logistics Group, Inc.	651	24,992
CSX Corp.	39,804	1,301,193
Daseke, Inc.(1)	1,443	8,413
Heartland Express, Inc.	2,232	37,364
Hertz Global Holdings, Inc.(1)(2)	8,237	141,676
JB Hunt Transport Services, Inc.	2,706	497,606
Knight-Swift Transportation Holdings, Inc.	4,689	259,911
Landstar System, Inc.	1,426	246,670
Marten Transport Ltd.	2,708	57,708
Norfolk Southern Corp.	4,363	1,119,110
Old Dominion Freight Line, Inc.	2,504	757,735
PAM Transportation Services, Inc.(1)	436	12,221
Ryder System, Inc.	2,215	207,080
Saia, Inc.(1)	898	218,744
Schneider National, Inc., Class B	1,675	43,148
TuSimple Holdings, Inc., Class A(1)	2,225	5,006
Uber Technologies, Inc.(1)	5,594	163,009
Union Pacific Corp.	8,731	1,898,381
US Xpress Enterprises, Inc., Class A(1)	274	619
Werner Enterprises, Inc.	2,188	96,228
XPO Logistics, Inc.(1)	879	33,947
		7,444,262
Semiconductors and Semiconductor Equipment — 4.8%
ACM Research, Inc., Class A(1)	1,253	11,352
Advanced Micro Devices, Inc.(1)	9,637	748,120
Allegro MicroSystems, Inc.(1)	1,211	37,711
Alpha & Omega Semiconductor Ltd.(1)	643	22,556
Amkor Technology, Inc.	4,994	139,932
Analog Devices, Inc.	3,311	569,194
Applied Materials, Inc.	11,374	1,246,590
Axcelis Technologies, Inc.(1)	1,221	97,509
AXT, Inc.(1)	2,464	13,084
Broadcom, Inc.	1,937	1,067,345
CEVA, Inc.(1)	370	10,053
Cirrus Logic, Inc.(1)	1,724	128,800

Cohu, Inc.(1)	1,163	41,659
Diodes, Inc.(1)	1,307	120,545
Enphase Energy, Inc.(1)	1,912	612,968
Entegris, Inc.	1,443	111,530
First Solar, Inc.(1)	2,278	393,023
FormFactor, Inc.(1)	1,211	27,938
GLOBALFOUNDRIES, Inc.(1)(2)	1,563	100,579
Intel Corp.	41,045	1,234,223
KLA Corp.	2,480	975,012
Kulicke & Soffa Industries, Inc.	2,255	108,127
Lam Research Corp.	2,379	1,123,792
Lattice Semiconductor Corp.(1)	701	51,054
MACOM Technology Solutions Holdings, Inc.(1)	105	7,212
Magnachip Semiconductor Corp.(1)	601	6,082
Marvell Technology, Inc.	4,008	186,452
MaxLinear, Inc.(1)	1,244	45,530
Microchip Technology, Inc.	4,146	328,322
Micron Technology, Inc.	18,923	1,090,911
MKS Instruments, Inc.	885	74,216
Monolithic Power Systems, Inc.	313	119,554
NVIDIA Corp.	10,245	1,733,761
NXP Semiconductors NV	2,118	372,429
ON Semiconductor Corp.(1)	12,255	921,576
Onto Innovation, Inc.(1)	941	75,233
PDF Solutions, Inc.(1)	768	24,092
Photronics, Inc.(1)	3,795	71,346
Power Integrations, Inc.	1,251	100,681
Qorvo, Inc.(1)	1,536	152,448
QUALCOMM, Inc.	11,362	1,437,179
Rambus, Inc.(1)	1,432	54,960
Semtech Corp.(1)	543	16,692
Silicon Laboratories, Inc.(1)	54	7,854
Skyworks Solutions, Inc.	2,845	272,039
SMART Global Holdings, Inc.(1)	1,098	18,567
SolarEdge Technologies, Inc.(1)	522	156,005
Synaptics, Inc.(1)	920	97,492
Teradyne, Inc.	4,306	402,396
Texas Instruments, Inc.	11,356	2,049,304
Ultra Clean Holdings, Inc.(1)	942	33,564
Universal Display Corp.	515	57,999
Veeco Instruments, Inc.(1)	988	19,641
Wolfspeed, Inc.(1)	1,176	106,922
		19,033,155
Software — 5.2%
A10 Networks, Inc.	1,937	36,241
ACI Worldwide, Inc.(1)	251	5,246
Adeia, Inc.	2,634	29,106
Adobe, Inc.(1)	2,679	924,067
Agilysys, Inc.(1)	407	27,025
American Software, Inc., Class A	628	9,301
ANSYS, Inc.(1)	336	85,445
Aspen Technology, Inc.(1)	420	96,810
Autodesk, Inc.(1)	2,357	475,996
Bentley Systems, Inc., Class B	1,233	48,839
Bill.com Holdings, Inc.(1)	547	65,870

Black Knight, Inc.(1)	377	23,370
Blackbaud, Inc.(1)	48	2,845
Box, Inc., Class A(1)	1,329	36,481
C3.ai, Inc., Class A(1)(2)	1,892	24,615
Cadence Design Systems, Inc.(1)	3,824	657,881
Ceridian HCM Holding, Inc.(1)	388	26,555
CommVault Systems, Inc.(1)	646	42,636
Consensus Cloud Solutions, Inc.(1)	294	16,696
Crowdstrike Holdings, Inc., Class A(1)	1,698	199,770
Datadog, Inc., Class A(1)	734	55,623
Digital Turbine, Inc.(1)	1,458	26,623
DocuSign, Inc.(1)	1,998	94,046
Dolby Laboratories, Inc., Class A	512	38,333
Dropbox, Inc., Class A(1)	1,553	36,589
Duck Creek Technologies, Inc.(1)	1,597	17,870
Dynatrace, Inc.(1)	454	17,593
Elastic NV(1)	232	14,196
Envestnet, Inc.(1)	56	3,305
Fair Isaac Corp.(1)	220	136,338
Fortinet, Inc.(1)	5,723	304,235
Gen Digital, Inc.	2,630	60,385
Guidewire Software, Inc.(1)	731	43,356
HubSpot, Inc.(1)	150	45,454
InterDigital, Inc.	969	48,615
Intuit, Inc.	1,093	445,496
KnowBe4, Inc., Class A(1)	1,249	30,838
LiveRamp Holdings, Inc.(1)	716	15,723
Manhattan Associates, Inc.(1)	1,571	197,852
Marathon Digital Holdings, Inc.(1)(2)	1,792	11,325
Microsoft Corp.	49,020	12,506,963
MicroStrategy, Inc., Class A(1)(2)	6	1,189
NCR Corp.(1)	943	22,509
Nutanix, Inc., Class A(1)	878	24,812
OneSpan, Inc.(1)	120	1,508
Oracle Corp. (New York)	6,108	507,147
Palantir Technologies, Inc., Class A(1)	6,821	51,157
Palo Alto Networks, Inc.(1)	3,402	578,000
Paycom Software, Inc.(1)	950	322,145
Paylocity Holding Corp.(1)	260	56,636
Procore Technologies, Inc.(1)	234	11,459
Progress Software Corp.	642	34,231
PROS Holdings, Inc.(1)	347	8,266
PTC, Inc.(1)	165	20,990
Qualys, Inc.(1)	1,191	146,874
Rapid7, Inc.(1)	344	10,114
RingCentral, Inc., Class A(1)	153	5,670
Riot Blockchain, Inc.(1)(2)	1,138	5,292
Salesforce, Inc.(1)	3,465	555,266
ServiceNow, Inc.(1)	949	395,069
Splunk, Inc.(1)	446	34,645
SPS Commerce, Inc.(1)	399	56,762
Synopsys, Inc.(1)	1,041	353,461
Tenable Holdings, Inc.(1)	482	18,403
Trade Desk, Inc., Class A(1)	1,746	91,036
Tyler Technologies, Inc.(1)	156	53,467

UiPath, Inc., Class A(1)	1,377	17,171
Unity Software, Inc.(1)	612	24,180
Verint Systems, Inc.(1)	99	3,894
VirnetX Holding Corp.(1)	637	834
VMware, Inc., Class A(1)	763	92,697
Workday, Inc., Class A(1)	579	97,214
Xperi, Inc.	1,053	11,278
Zoom Video Communications, Inc., Class A(1)	3,435	259,102
Zscaler, Inc.(1)	240	32,028
		20,890,059
Specialty Retail — 3.0%
Aaron's Co., Inc.	1,139	13,884
Abercrombie & Fitch Co., Class A(1)	2,006	48,104
Academy Sports & Outdoors, Inc.	3,804	192,026
Advance Auto Parts, Inc.	1,908	288,089
American Eagle Outfitters, Inc.	4,424	69,988
America's Car-Mart, Inc.(1)	283	20,591
Arko Corp.	3,379	31,864
Asbury Automotive Group, Inc.(1)	791	148,407
AutoNation, Inc.(1)	1,958	242,616
AutoZone, Inc.(1)	93	239,847
Bath & Body Works, Inc.	773	32,852
Bed Bath & Beyond, Inc.(1)	1,677	5,702
Best Buy Co., Inc.	4,874	415,752
Big 5 Sporting Goods Corp.(2)	321	3,984
Boot Barn Holdings, Inc.(1)	1,085	73,075
Buckle, Inc.	1,139	50,059
Build-A-Bear Workshop, Inc.	1,114	26,457
Burlington Stores, Inc.(1)	2,285	447,129
Caleres, Inc.	2,141	51,727
CarMax, Inc.(1)	1,491	103,416
Cato Corp., Class A	608	6,323
Chico's FAS, Inc.(1)	7,596	44,589
Children's Place, Inc.(1)	496	17,608
Citi Trends, Inc.(1)	310	9,368
Conn's, Inc.(1)	1,071	10,667
Container Store Group, Inc.(1)	332	1,577
Designer Brands, Inc., Class A	3,573	54,667
Destination XL Group, Inc.(1)	3,385	22,544
Dick's Sporting Goods, Inc.	2,161	258,412
Express, Inc.(1)(2)	1,177	1,671
Five Below, Inc.(1)	1,398	224,882
Floor & Decor Holdings, Inc., Class A(1)	2,329	173,813
Foot Locker, Inc.	4,733	188,373
GameStop Corp., Class A(1)(2)	144	3,774
Gap, Inc.	8,170	118,792
Genesco, Inc.(1)	669	34,922
Group 1 Automotive, Inc.	719	139,011
Guess?, Inc.	1,409	29,251
Haverty Furniture Cos., Inc.	552	17,405
Hibbett, Inc.	768	51,195
Home Depot, Inc.	3,832	1,241,530
Kirkland's, Inc.(1)(2)	193	741
Leslie's, Inc.(1)	228	3,329
Lithia Motors, Inc.	930	222,558

LL Flooring Holdings, Inc.(1)	428	2,915
Lowe's Cos., Inc.	3,078	654,229
MarineMax, Inc.(1)	860	28,406
Monro, Inc.	56	2,546
Murphy USA, Inc.	981	290,190
National Vision Holdings, Inc.(1)	585	23,669
ODP Corp.(1)	1,904	91,640
O'Reilly Automotive, Inc.(1)	505	436,593
Penske Automotive Group, Inc.	1,020	128,979
Rent-A-Center, Inc.	2,885	69,500
RH(1)	456	130,794
Ross Stores, Inc.	10,202	1,200,469
Sally Beauty Holdings, Inc.(1)	1,334	15,688
Shoe Carnival, Inc.	492	12,994
Signet Jewelers Ltd.	2,014	130,910
Sonic Automotive, Inc., Class A	922	48,995
Sportsman's Warehouse Holdings, Inc.(1)	796	7,817
Tilly's, Inc., Class A	712	6,764
TJX Cos., Inc.	18,147	1,452,667
Tractor Supply Co.	2,936	664,446
TravelCenters of America, Inc.(1)	734	37,544
Ulta Beauty, Inc.(1)	1,432	665,651
Urban Outfitters, Inc.(1)	2,130	61,642
Victoria's Secret & Co.(1)	3,269	150,374
Vroom, Inc.(1)(2)	638	785
Williams-Sonoma, Inc.	2,607	304,758
Zumiez, Inc.(1)	640	14,880
		12,018,416
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	101,906	15,085,145
Avid Technology, Inc.(1)	259	7,273
Dell Technologies, Inc., Class C	2,087	93,477
Diebold Nixdorf, Inc.(1)	309	664
Eastman Kodak Co.(1)	2,017	8,532
Hewlett Packard Enterprise Co.	10,968	184,043
HP, Inc.	5,124	153,925
NetApp, Inc.	2,900	196,069
Pure Storage, Inc., Class A(1)	1,885	55,023
Seagate Technology Holdings PLC	3,068	162,512
Stratasys Ltd.(1)	65	912
Super Micro Computer, Inc.(1)	867	78,229
Western Digital Corp.(1)	4,088	150,234
Xerox Holdings Corp.	2,848	46,451
		16,222,489
Textiles, Apparel and Luxury Goods — 1.1%
Capri Holdings Ltd.(1)	4,929	282,678
Carter's, Inc.	1,203	87,867
Columbia Sportswear Co.	506	45,333
Crocs, Inc.(1)	1,885	190,385
Deckers Outdoor Corp.(1)	786	313,520
Fossil Group, Inc.(1)	764	3,644
G-III Apparel Group Ltd.(1)	1,426	30,844
Hanesbrands, Inc.(2)	5,462	36,705
Kontoor Brands, Inc.	1,131	49,142
Lakeland Industries, Inc.(1)	124	1,653

Levi Strauss & Co., Class A	2,442	40,366
lululemon athletica, Inc.(1)	2,527	961,043
Movado Group, Inc.	613	19,733
NIKE, Inc., Class B	11,788	1,293,026
Oxford Industries, Inc.	933	105,298
PVH Corp.	2,090	140,406
Ralph Lauren Corp.	1,442	163,119
Rocky Brands, Inc.	110	3,111
Skechers USA, Inc., Class A(1)	1,975	83,286
Steven Madden Ltd.	1,100	37,994
Tapestry, Inc.	8,573	323,802
Under Armour, Inc., Class A(1)	4,094	40,940
Under Armour, Inc., Class C(1)	4,805	41,900
Unifi, Inc.(1)	394	3,451
VF Corp.	3,131	102,759
		4,402,005
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	2,555	102,481
Blue Foundry Bancorp(1)	1,039	13,580
Bridgewater Bancshares, Inc.(1)	809	15,589
Columbia Financial, Inc.(1)	962	21,241
Enact Holdings, Inc.	915	22,692
Essent Group Ltd.	4,232	169,661
Federal Agricultural Mortgage Corp., Class C	285	35,867
Flagstar Bancorp, Inc.	1,880	70,575
FS Bancorp, Inc.	140	4,788
Hingham Institution For Savings	30	8,804
Home Bancorp, Inc.	231	9,928
Kearny Financial Corp.	2,765	26,738
Merchants Bancorp	397	10,159
MGIC Investment Corp.	12,915	177,323
Mr. Cooper Group, Inc.(1)	2,696	121,751
New York Community Bancorp, Inc.	10,888	101,803
NMI Holdings, Inc., Class A(1)	4,148	89,307
Northfield Bancorp, Inc.	1,268	20,225
PennyMac Financial Services, Inc.	1,046	62,404
Provident Financial Services, Inc.	2,497	56,257
Radian Group, Inc.	5,792	113,350
Southern Missouri Bancorp, Inc.	393	20,381
TFS Financial Corp.	577	7,876
TrustCo Bank Corp. NY	1,026	39,850
Walker & Dunlop, Inc.	1,358	121,283
Waterstone Financial, Inc.	1,058	17,722
WSFS Financial Corp.	1,578	76,549
		1,538,184
Trading Companies and Distributors — 0.8%
Air Lease Corp.	3,834	148,069
Alta Equipment Group, Inc.	676	8,139
Applied Industrial Technologies, Inc.	796	105,462
BlueLinx Holdings, Inc.(1)	434	30,120
Boise Cascade Co.	2,057	152,300
Fastenal Co.	8,539	439,844
GATX Corp.	1,504	169,576
H&E Equipment Services, Inc.	1,433	60,086
Herc Holdings, Inc.	1,057	135,476

Hudson Technologies, Inc.(1)	2,646	29,873
McGrath RentCorp	952	93,410
MSC Industrial Direct Co., Inc., Class A	722	61,969
NOW, Inc.(1)	3,177	39,649
Rush Enterprises, Inc., Class A	1,829	94,248
Rush Enterprises, Inc., Class B	295	15,632
SiteOne Landscape Supply, Inc.(1)	519	65,150
Textainer Group Holdings Ltd.	1,559	47,518
Titan Machinery, Inc.(1)	997	43,898
Triton International Ltd.	2,813	189,793
United Rentals, Inc.(1)	1,099	387,980
Univar Solutions, Inc.(1)	248	8,216
Veritiv Corp.	747	100,502
Watsco, Inc.	365	98,178
WESCO International, Inc.(1)	504	64,976
WW Grainger, Inc.	1,218	734,527
		3,324,591
Transportation Infrastructure†
RXO, Inc.(1)	879	16,701
Water Utilities — 0.1%
American States Water Co.	389	38,118
American Water Works Co., Inc.	2,135	324,008
California Water Service Group	1,285	83,435
Essential Utilities, Inc.	555	26,773
		472,334
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	445	6,982
Shenandoah Telecommunications Co.	1,063	20,696
Telephone & Data Systems, Inc.	3,403	35,868
T-Mobile U.S., Inc.(1)	8,658	1,311,341
United States Cellular Corp.(1)	828	17,603
		1,392,490
TOTAL COMMON STOCKS (Cost $386,341,485)		399,323,747
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	757,959	757,959
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,524,521	1,524,521
TOTAL SHORT-TERM INVESTMENTS (Cost $2,282,480)		2,282,480
TOTAL INVESTMENT SECURITIES—100.3% (Cost $388,623,965)		401,606,227
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,034,355)
TOTAL NET ASSETS — 100.0%(3)		$400,571,872

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,097,741. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,121,809 which includes security collateral of $597,288.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.